(ICON)
Prudential
California
Municipal
Fund

California Income
Series
SEMI
ANNUAL
REPORT
Feb. 28, 1999

Prudential California Municipal Fund
California Income Series
Performance At A Glance.

During the six months ended February 28, 1999, municipal bonds initially rallied on the coattails of U.S. Treasuries, which gained in value as investors fleeing a global financial crisis purchased the federal government securities. As the financial chaos subsided and investors shifted money out of Treasuries, tax-exempt bonds also erased some of their early price increases. Your Prudential California Municipal Fund--
California Income
Series had a large exposure to zero coupon bonds. Prices of these bonds declined markedly when the municipal market sold off. As a result, the
Series' returns lagged the average comparable fund as measured by Lipper, Inc.

Cumulative Total Returns1                            As of
2/28/99
                      Six          One               Five
Since
                     Months        Year              Years
Inception2
Class A               1.86%    5.99% (5.89)       41.72%
(40.70)     97.35% (93.26)
Class B               1.68     5.50  (5.40)       38.97
(37.97)     39.45  (38.32)
Class C               1.55     5.23  (5.14)            N/A
38.21  (37.34)
Class Z               1.93     6.12  (6.02)            N/A
22.52  (22.41)
Lipper CA Muni
Debt Fd. Avg.3        2.09         5.43               34.14
***


Average Annual Total Returns1                           As
of 3/31/99
                                  One             Five
Since
                                  Year            Years
Inception2
Class A                            2.78%           7.39%
(7.23)      8.12% (7.86)
Class B                            0.57            7.48
(7.32)      6.32  (6.15)
Class C                            3.26                N/A
6.95  (6.83)
Class Z                            6.10                N/A
8.38  (8.34)

Distributions & Yields1                          As of
2/28/99
                                                Taxable
Equivalent Yield4
            Total Distributions    30-Day              At
Tax Rates Of
             Paid for Six Mos.    SEC Yield          36%
39.6%
Class A           $0.28            4.01% (3.96)     6.91%
(6.82)    7.32% (7.23)
Class B           $0.26            3.88  (3.83)     6.68
(6.60)    7.08  (6.99)
Class C           $0.25            3.59  (3.54)     6.18
(6.10)    6.55  (6.46)
Class Z           $0.29            4.38  (4.33)     7.55
(7.46)    8.00  (7.90)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and
1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a
CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a
1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns and 30-day SEC yields would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 12/3/90; Class B, 12/7/93; Class
C, 8/1/94; and
Class Z, 9/18/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the California
Municipal Debt Fund
category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

*** Lipper Since Inception returns are 81.21% for Class A;
35.19% for Class B;
37.08% for Class C; and 19.05% for Class Z based on all funds in each share class.

How Investments Compared.
(As of 2/28/99)
   (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments.
Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth] out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Christian Smith, Fund Manager
Portfolio
Manager's Report
(PHOTO)

The Series looks to invest primarily in long-term municipal bonds that offer the maximum amount of income that is exempt from California state and federal income taxes, consistent with the preservation of capital.
Certain
shareholders, however, may be subject to the federal alternative minimum tax.
There can be no assurance the Series will achieve its investment objective.

Strategy Session.
Interest-Rate Outlook.
We expected long-term interest rates to continue to fall because the U.S.
economic expansion was poised to slow and inflation to remain tame after a global financial crisis spread beyond Asia in mid-summer of 1998. The overseas turmoil was expected to temper U.S. economic growth as struggling countries in Asia and Latin America purchased fewer goods and services from the United States.

Because of our outlook for lower long-term rates, we maintained a longer-than-average duration, which is a measure of the Series' sensitivity to interest-rate fluctuations. A longer duration would enable the Series' shares to gain more rapidly if interest rates continued to fall and municipal bond prices rose. In order to sustain a longer duration, the Series remained heavily invested in noncallable bonds, which averaged approximately
40% of its total
investments throughout the six-month period. Noncallable bonds usually perform well when debt markets rally since they are free to appreciate in value without the risk of being retired early. Some of our noncallable bonds were also zero coupon bonds. These bonds do not make periodic interest payments, and typically trade at deep discounts to their price at maturity. Their prices therefore have plenty of room to rise when interest rates tumble. The difference between a zero coupon bond's purchase price and maturity price constitutes the return to investors.

We subsequently altered our strategy by shortening the Series' duration because long-term interest rates unexpectedly began to move higher and bond prices fell in the autumn. By reducing the duration, we tried to make Series shares less sensitive to the sell-off in the bond market.

Key Municipal Bond Index Tumbles.
Municipal bonds did not rally as much as U.S. Treasuries last autumn. However, municipal bond prices rose strongly enough to drive the Bond Buyer Revenue
Bond Index, a weekly average of long-term municipal bond yields, to 5.09% in early October. This was the lowest level reached by the Index since its inception in 1979. Yields fall as prices rise and vice versa.

    Portfolio Composition.
  Expressed as a percentage of
total investments as of 2/28/99.
       (PIE CHART)

What Went Well.
Munis Rallied, at First.
The Series' long duration helped its shares increase in value as municipal bonds rallied in sympathy with U.S. Treasuries during September and early
October 1998. Prices of Treasuries soared as concern about the global financial crisis boosted demand for the safest government securities.
Municipal bonds did not rally as strongly as Treasuries.
Nevertheless,
prices of municipal bonds gained enough to drive down the Bond Buyer Revenue
Bond Index (a weekly average of long-term municipal bond yields) to 5.09% in early October 1998. This was the lowest level since the Index began in 1979.

And Not So Well.
Then the Rally Fizzled.
The Federal Reserve eased monetary policy three times in the autumn of 1998 to calm global financial markets and restore faith in the U.S. economy. (In fact, the economy unexpectedly grew at a rapid pace in the fourth quarter of
1998.) As a result, concern about the global financial crisis dwindled and investors sold Treasuries and bought higher-yielding assets with renewed confidence. Municipal bonds also sold off, but to a lesser extent than
Treasuries.

We cut the Series' duration to 7.95 years as of February 28, 1999 from 8.56 years as of October 31, 1998 in order to make the Series less sensitive to the decline in bond prices and the rise in interest rates. But despite the shorter duration, the Series still held noncallable zero coupon bonds. Just as prices of these bonds tend to climb markedly as interest rates fall, they tumble when the municipal bond market sells off and interest rates head higher. The declines in the prices of our zero coupon bonds detracted from the Series' performance.

Five Largest Issuers.
5.2%         Southern California
             Public Power Authority
4.4%         Orange County
             Local Transportation
             Authority
3.2%         Long Beach Harbor
             Revenue
2.1%         Torrance Redevelopment
             Agency
2.1%         San Joaquin Hills
             Transit Corridor Agency

Expressed as a percentage of net assetsas of 2/28/99.

Looking Ahead.
In the short run, we feel municipal bond prices will remain in a trading range because of the U.S. economy's continued resilience.
However, we do
not think the rally in tax-exempt bonds is over. We believe
U.S. economic
growth will continue to slow from the torrid pace of late
1998.

Furthermore, we believe that inflation will remain subdued as global competition helps to keep prices of goods and services in check. Since the level of interest rates typically reflects the anticipated rate of inflation, we expect interest rates to fall and bond prices to rise amid continued low inflation.

      Credit Breakdown.
  Expressed as a percentage of
total investments as of 2/28/99.
       (PIE CHART)
------------------------------------------------------------
-------------------

A Message to Our Shareholders.
April 19, 1999
(PHOTO)
Dear Shareholder,
For the last several months, major index advances have been driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis.
Furthermore, while bonds
have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.
What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments
------------------------------------------------------------
-------------------
                                2

Portfolio of Investments as of February 28, 1999
                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                               CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount           Value
Description (a)
Rating      Rate         Date        (000)          (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--97.7%
------------------------------------------------------------
------------------------------------------------------------
------
Alisal Union Sch. Dist.,
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa          Zero         8/01/13    $ 1,090       $
552,074
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa          Zero         8/01/15      1,075
481,385
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa          Zero         8/01/19      1,615
569,207
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa          Zero         8/01/22      1,175
353,228
Arcadia Unified Sch. Dist.,
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa          Zero         9/01/09      1,200
760,932
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa          Zero         9/01/11      1,875
1,065,206
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa          Zero         9/01/12      2,045
1,095,875
Assoc. of Bay Area Govt's. Fin. Auth.,
   Cert. of Part., Channing House, Ser. A
A+(d)         7.125%      1/01/21      1,500
1,595,175
   Ref. Amer. Baptist Homes, Ser. A
BBB(d)        6.20       10/01/27      2,000
2,111,180
Bonita Canyon Pub. Facs. Fin. Auth., Cmnty. Focs. Dist. No.
   98-1
NR            5.375       9/01/28      5,000
4,857,400
Brea Pub. Fin. Auth. Rev., Tax Alloc. Redev. Proj., Ser. C
NR            8.10        3/01/21      3,000
3,192,030
Brentwood Infrastructure Fin. Auth. Rev.
NR            5.60        9/02/19      2,000
1,966,460
Buena Park Cmnty. Redev. Agcy. Cent. Bus. Dist. Proj.
NR            7.80        9/01/14      3,325
3,609,021
Calabasas Spec. Tax Ref. Cmnty. Facs. Dist. 98-1
NR            5.75        9/01/28      1,000
992,960
California Cmty. Dev. Comm., Ref. Ser. A
NR            5.70        8/01/28      2,250
2,268,697
California Hsg. Fin. Agcy.,
   Home Mtg., A.M.T., A.M.B.A.C.
Aaa           5.25        2/01/33      1,400
1,417,290
   Single Fam. Mort., Ser. A., A.M.T., M.B.I.A.
Aaa           6.00        8/01/20      3,895(f)
4,127,921
California St. Dept. Wtr. Res. Rev., Central Valley Proj.,
   Ser. J-3
Aa2           7.00       12/01/12      1,000
1,261,450
California St. Edl. Facs. Auth. Rev., Chapman College
Baa2          7.50        1/01/18        600(e)
656,058
California St. Gen. Oblig., A.M.B.A.C.
Aaa           6.50        9/01/10      1,250
1,500,188
California St. Hlth. Facs. Fin. Auth. Rev., Valleycare Hosp.
   Corp.
A+(d)         5.50        5/01/20      1,500
1,547,070
California Statewide Cmnty. Cap. Apprec., Cmnty. Facs. Dist.
   No. 97-1
NR           Zero         9/01/22      4,440
1,018,625
California Statewide Cmnty. Dev. Rev., Cert. of Part.,
   Villaview
   Cmnty. Hosp.
A+(d)         7.00        9/01/09        855
934,259
Capistrano Beach Wtr. Dist., Enterprise Corp. Imprt.,
   M.B.I.A.
Aaa(d)        4.75       12/01/18      2,820
2,725,051
Carson City Ltd. Oblig. Impvt. Rev., Assmt. Dist.
NR            7.375       9/02/22      2,345
2,546,693
Cerritos Pub. Fin. Auth. Rev., Los Coyotes Redev. Proj.,
Loan
   A, A.M.B.A.C.
Aaa           6.50       11/01/23      3,000
3,667,920
Chula Vista Cmnty. Redev. Agcy.,
   Ref. Tax Alloc. Sr. Bayfront, Ser. A
BBB+(d)       7.625       9/01/24      2,500
2,904,850
   Ref. Tax Alloc. Sub. Bayfront, Ser. C
NR            8.25        5/01/24      2,500
2,898,700
Contra Costa Cnty., Spec. Tax Cmnty. Facs. Dist. No. 91-1
NR            8.125       8/01/16      1,520(e)
1,652,346
Corona Cert. of Part., Vista Hosp. Sys. Inc., Ser. C
NR            8.375       7/01/11      2,000
2,193,060

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of February 28, 1999
                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                               CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount           Value
Description (a)
Rating      Rate         Date        (000)          (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Davis Ca. Pub. Facs. Fin. Auth., Mace Ranch, Ser. A.
NR            6.60%       9/01/25   $  2,000       $
2,118,640
Delano Cert. of Part., Regl. Med. Ctr., Ser. 92-A
NR            9.25        1/01/22      2,850(e)
3,497,064
Desert Hosp. Dist., Cert. of Part.
AAA(d)        8.10        7/01/20      2,000(e)
2,170,300
East Palo Alto San. Dist., Cert. of Part.
NR            8.25       10/01/15        500
531,065
El Dorado Cnty., Spec. Tax, Cmnty. Facs. Dist. No. 92-1
NR            8.25        9/01/24      1,975
2,211,047
Fairfield Pub. Fin. Auth. Rev., Fairfield Redev. Proj., Ser.
   A
NR            7.90        8/01/21      2,500(e)
2,808,175
Folsom Spec. Tax Dist. No. 2
NR            7.70       12/01/19      3,130(e)
3,302,526
Fontana Pub. Fin. Auth., N. Fontana Tax Alloc. Rev.
NR            7.65       12/01/09      1,575(e)
1,780,081
Foothill/Eastern Trans. Corr. Agcy., Toll Rd., Ser. A
Baa3         Zero         1/01/20     10,000
3,279,500
Gateway Impvt. Auth. Rev., Marin City Cmnty. Facs. Dist. &
   Redev.
NR           7.75         9/01/25      2,100(e)
2,589,657
Glendale Unified Sch. Dist., Ser. B, F.S.A.
Aaa          5.125        9/01/23      1,250
1,259,600
Kings Cnty. Wst. Mgmt. Auth., Solid Wst. Rev., A.M.T.
BBB+(d)      7.20        10/01/14      1,275
1,426,419
La Mesa Impvt. Bond Act 1915 Ltd. Oblig., Dist. No. 98-1
NR           5.75         9/02/23      1,000
1,006,200
La Mirada Redev. Agcy. Spec. Tax, Ref. Cmnty. Facs. Dist.
No.
   89-1
NR           5.70        10/01/20      1,000
1,008,720
La Quinta Redev. Agcy.,
   Proj. Area No. 1, M.B.I.A.
Aaa          7.30         9/01/10      1,000
1,268,510
   Tax Alloc. Ref. Proj. No. 1, M.B.I.A.
Aaa          7.30         9/01/11      1,000
1,277,220
Long Beach Hbr. Rev.,
   Ref. Ser. A., A.M.T., F.G.I.C.
Aaa          6.00         5/15/17      5,000(f)
5,637,900
   Ref. Ser. A., A.M.T., F.G.I.C.
Aaa          6.00         5/15/19      3,000
3,391,050
Long Beach Redev. Agcy. Hsg.,
   Multifamily Hsg. Rev., Pacific Court Apts.
      (cost $991,820; purchased 10/18/93)
NR           6.80         9/01/13      1,000(c)(h)
552,500
   Multifamily Hsg. Rev., Pacific Court Apts.
      (cost $1,490,475; purchased 10/18/93)
NR           6.95         9/01/23      1,500(c)(h)
828,750
Los Angeles Cmnty. Facs., Dist. No. 5, Rowland Heights Area
NR           7.25         9/01/19      1,500(e)
1,792,065
Los Angeles Cnty. Cert. of Part., Disney Parking Ref. Proj.,
   A.M.B.A.C.
Aaa          4.75         3/01/23      6,015
5,781,678
Los Angeles Dept. of Wtr. & Pwr., Waterworks Rev.
Aa3          4.50         5/15/23      1,900
1,739,887
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.
BBB-(d)      6.50         6/01/21      1,500
1,639,050
Madera Redev. Agcy. Tax Rev., Tax Alloc. Redev. Proj.,
F.S.A.     Aaa          4.75         9/01/28      1,205
1,143,292
Met. Wtr. Dist. of Southern California, Waterworks Rev.,
   Linked S.A.V.R.S. & R.I.B.S.
Aa2          5.75         8/10/18      1,000
1,112,420
   Election 1966 Ser. H
Aaa          4.75         3/01/28      2,000
1,915,000
   Ref., Ser. A
Aa2          4.75         7/01/22      1,600
1,540,880
Mojave Desert & Mtn. Solid Waste, Victor Valley Nat'l.
Recov.
   Facs., A.M.T.
Baa1         7.875        6/01/20      1,175
1,333,179
Montebello Unified Sch. Dist.,
   Cap. Apprec., F.G.I.C.
Aaa          Zero         8/01/18      2,195
823,454
   Cap. Apprec., F.G.I.C.
Aaa          Zero         8/01/19      2,250
793,013
   Cap. Apprec., F.G.I.C.
Aaa          Zero         8/01/20      2,300
768,706

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of February 28, 1999
                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                               CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount           Value
Description (a)
Rating      Rate         Date        (000)          (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Norco Cert. of Part., Ref., A.M.B.A.C.
Aaa          5.125%      10/01/28    $ 2,500       $
2,520,550
Ontario California Impvt. Bond Act of 1915, Assmt. Dist. No.
   100C - Com. Ctr. III
NR           8.00         9/02/11      1,160
1,095,014
Orange Cnty. Cmnty. Facs. Dist., Spec. Tax Rev.,
   No. 87-4, Foothill Ranch, Ser. A
AAA(d)       7.375        8/15/18      3,500(e)
4,007,675
   No. 87-5B, Rancho Santa Margarita
NR           7.50         8/15/17      1,750(e)
2,002,245
   No. 88-1, Aliso Viejo, Ser. A
AAA(d)       7.15         8/15/06        805(e)
916,009
Orange Cnty. Loc. Trans. Auth.,
   Sales Tax Rev., Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C.
Aaa          6.20         2/14/11     10,000
11,576,700
   Sales Tax Rev.
Aa3         6.20(g)       2/14/11        750
983,437
Paramount Unified Sch. Dist.,
   Cap. Apprec., Ser. A, F.S.A.
Aaa          Zero         9/01/20      3,535
1,176,413
   Ser. A, F.S.A.
Aaa           5.125       9/01/19      2,500
2,533,875
Perris Sch. Dist., Cert. of Part., Cap. Proj.
NR            7.75        3/01/21      1,500(e)
1,655,025
Placentia Pub. Fin. Auth., Spec. Tax Rev., Ser. B
NR            6.60        9/01/15      1,500
1,559,625
Poway Cmnty. Fac. Dist. No. 88-1, Ref., Parkway Bus. Ctr.
NR            6.75        8/15/15      1,000
1,090,440
Puerto Rico Hwy. & Trans. Auth. Rev., Ser. Q
AAA(d)        7.75        7/01/10      2,100(e)(f)
2,266,278
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs.,
   Ser. J
Baa1         Zero         7/01/06      1,605
1,181,777
Redding Elec. Sys. Rev.
   Cert. of Part., M.B.I.A.
Aaa           6.368(g)    7/08/22      1,850
2,442,000
   Cert. of Part., Linked S.A.V.R.S. & R.I.B.S., M.B.I.A.
Aaa           6.368       7/01/22         50
58,018
Richmond Redev. Agcy. Tax Alloc.,
   Cap. Apprec. Ref. Harbor, Ser. B., M.B.I.A.
Aaa          Zero         7/01/20      1,150
382,789
   Cap. Apprec. Ref. Harbor, Ser. B., M.B.I.A.
Aaa          Zero         7/01/21      1,150
362,618
   Multifamily Hsg., Bridge Affordable Hsg.
NR            7.50        9/01/23      2,500
2,640,650
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1,
   River View Point
NR            7.50        9/02/22      1,970
2,076,991
Riverside Cnty. Cert. of Part., Air Force Village West
NR            8.125       6/15/20      3,000(f)
3,279,420
Riverside Cnty. Impvt. Bond Act 1915, Assmt. Dist. 159, Ser.
   A
NR            7.625       9/02/14      2,500
2,599,350
Rocklin Stanford Ranch Cmnty., Spec. Tax Facs. Dist. No. 3
NR            8.10       11/01/15      1,000(e)
1,098,650
Rocklin Unified Sch. Dist., Gen. Oblig.,
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa          Zero         8/01/12      1,110
597,124
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa          Zero         8/01/13      1,165
590,061
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa          Zero         8/01/14      1,220
580,647
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa          Zero         8/01/15      1,285
575,423
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa          Zero         8/01/16      1,400
590,940
Roseville California Spec. Tax, N. Roseville Cmnty. Facs.
   Dist. No. 1
NR            5.75        9/01/23      1,500
1,484,430

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of February 28, 1999
                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                               CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount           Value
Description (a)
Rating      Rate         Date        (000)          (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Sacramento City. Fin. Auth.,
   Cap. Apprec., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A.
Aaa          Zero        11/01/16    $ 5,700       $
2,376,387
   Cap. Apprec., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A.
Aaa          Zero        11/01/17      5,695
2,239,160
Sacramento Cnty. Spec. Tax Rev.,
   Dist. No. 1, Laguna Creek Ranch
NR            5.70%      12/01/20      2,000
2,016,460
   Dist. No. 1, Laguna Creek Ranch
NR            8.25       12/01/20      1,000(e)
1,104,200
Sacramento Impvt. Bond Act of 1915, Willowcreek II Assmt.
   Dist.
   No. 96-1
NR            6.70        9/02/22      2,500
2,584,975
Sacramento Spec. Purpose Fac., Y.M.C.A. of Sacramento
NR            7.25       12/01/18      2,110
2,263,650
San Bernardino Cnty.,
   Cert. of Part, Med. Ctr. Fin. Proj., M.B.I.A.
Aaa           5.50        8/01/22      4,540
4,883,860
   Fin. Auth. Ref. Impt., Granada Hills
BB(d)         6.90        5/01/27        855
865,602
San Bruno Park Sch. Dist.,
   Cap. Apprec., F.S.A.
Aaa          Zero         8/01/20      1,275
426,131
   Cap. Apprec., F.S.A.
Aaa          Zero         8/01/21      1,220
386,398
   Cap. Apprec., F.S.A.
Aaa          Zero         8/01/22      1,080
324,670
San Diego Spec. Tax, Cmnty. Facs. Dist. No. 1, Ser. B
NR            7.10        9/01/20      2,000(e)
2,393,040
San Francisco City & Cnty.,
   Redev. Agcy., Lease Rev.
A1           Zero         7/01/06      1,500
1,096,545
   Redev. Agcy., Lease Rev.
A1           Zero         7/01/07      2,250
1,564,605
San Joaquin Hills Trans. Corridor Agcy.,
   Toll Road Rev.
Aaa          Zero         1/01/11      2,000
1,176,400
   Toll Road Rev.
Aaa          Zero         1/01/22     15,000
4,761,600
San Jose Redev. Proj., M.B.I.A.
Aaa           6.00        8/01/15      3,000
3,435,420
San Jose Unif. Sch. Dist., Santa Clara,
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa          Zero         8/01/16      2,630
1,110,123
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa          Zero         8/01/18      2,765
1,037,289
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa          Zero         8/01/19      2,835
999,196
San Luis Obispo, Certs. of Part., Vista Hosp. Sys.
NR            8.375       7/01/29      1,000
1,077,200
San Marcos Public Fac. Auth. Rev., Ref., Ser. 1998
NR            5.80        9/01/18      1,000
1,004,990
San Marino Unified Sch. Dist.,
   Gen. Oblig., Ser. A
AA(d)         5.25        7/01/19      1,840
1,924,658
   Gen. Oblig., Ser. A
AA(d)         5.00        6/01/23      1,500
1,508,295
Santa Margarita, Dana Point Auth.,
   Impvt. Dists., Ser. A, M.B.I.A.
Aaa           7.25        8/01/09        905
1,131,974
   Impvt. Dists., Ser. B, M.B.I.A.
Aaa           7.25        8/01/14      1,000
1,284,900
Santa Rosa Impvt. Bd. Act 1915, Ref. Fountaingrove Parkway
NR            5.70        9/02/19      1,000
996,390

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of February 28, 1999
                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                               CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount           Value
Description (a)
Rating      Rate         Date        (000)          (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
South Orange Cnty., Pub. Fin. Auth.,
   Foothill Area Proj., Ser. C, F.G.I.C.
Aaa           6.50%       8/15/10   $    750       $
899,655
   Spec. Tax Rev., M.B.I.A.
Aaa           7.00        9/01/10      2,535
3,156,658
South San Francisco Redev. Agcy., Tax Alloc., Gateway Redev.
   Proj.
NR            7.60        9/01/18      2,375
2,728,685
South Tahoe Joint Pwrs. Fin., Ser. A, B.A.N.
NR            8.00       10/01/01      2,500
2,507,850
South Whittier Elementary Sch. Dist., Ser. A., F.G.I.C.
Aaa           5.00        8/01/23      5,235
5,198,303
Southern California Pub. Pwr. Auth.,
   Proj. Rev.
A             6.75        7/01/10      6,250
7,513,187
   Proj. Rev.
A             6.75        7/01/13      3,000
3,639,870
   Proj. Rev., A.M.B.A.C.
Aaa          Zero         7/01/16      8,400
3,578,400
Stockton Cmnty. Facs. Dist. No. 90-2, Brookside Estates
NR            6.20        8/01/15      1,050
1,101,891
Sulphur Springs Unif. Sch. Dist., Ser. A, M.B.I.A.
Aaa          Zero         9/01/11      3,000
1,704,330
Temecula Valley Unif. Sch. Dist., Cmnty. Facs., Spec. Tax
   Dist.
   No. 89-1,
NR            8.60        9/01/17      2,600
2,759,666
Torrance Redev. Agcy.,
   Ref. Tax Alloc. Subordinated Lien
NR            5.625       9/01/28      1,000
1,003,520
   Tax Alloc. Downtown Redev.
Baa           7.125       9/01/22      2,105(e)
2,332,950
   Tax Alloc. Ind. Redev. Proj.
NR            7.75        9/01/13      2,500(e)
2,610,475
Vacaville Cmnty. Redev. Agcy., Multifamily Hsg. Rev.
NR            7.375      11/01/14      1,110
1,180,252
Ventura California Port Dist. Cert. of Part.
NR            6.375       8/01/28      4,000
4,023,960
Victor Valley,
   Union H.S. Dist., M.B.I.A
Aaa          Zero         9/01/17      4,500
1,784,115
   Union H.S. Dist., M.B.I.A.
Aaa          Zero         9/01/19      5,450
1,912,732
   Union H.S. Dist., M.B.I.A.
Aaa          Zero         9/01/20      5,850
1,946,821
Virgin Islands Pub. Fin. Auth. Rev.,
   Hwy. Trans. Trust Fund
AAA(d)        7.70       10/01/04      1,000(e)
1,047,460
   Sub. Lien Notes, Ser. E,
NR            5.875      10/01/18      1,000
1,030,910
Virgin Islands Territory, Hugo Ins. Claims Fund Proj., Ser.
   91
NR            7.75       10/01/06        870(e)
956,487
West Contra Costa Unif. Sch. Dist., Cert. of Part.
Baa3          6.875       1/01/09      1,140
1,276,606
Westminster Redev. Agcy., Tax Alloc. Rev., Orange Cnty.,
   Proj. No. 1, Ser. A
Baa           7.30        8/01/21      3,000(e)
3,337,890

------------
Total long-term investments (cost $252,953,983)
277,980,824

------------
SHORT-TERM INVESTMENTS--0.8%
California Poll. Ctrl. Fin. Auth. Rev.
   So. Cal. Ed., Ser. 86A, F.R.D.D.
VMIG1         3.55        3/01/99        200
200,000
   So. Cal. Ed., Ser. 86B, F.R.D.D.
VMIG1         3.55        3/01/99        100
100,000
   So. Cal. Ed., Ser. 86D, F.R.D.D.
VMIG1         3.55        3/01/99        200
200,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of February 28, 1999
                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                               CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount           Value
Description (a)
Rating      Rate         Date        (000)          (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
California Poll. Ctr. Fin. Auth. Ref., Pacific Gas & Elec.
   Co., Ser. 97B, F.R.D.D., A.M.T.
A-1+(d)       3.15%       3/01/99   $  1,100       $
1,100,000
California Statewide Cmnty. Dev. Auth., Chevron Proj., Ser.
   94, F.R.D.D., A.M.T.
P-1           3.15        3/01/99        600
600,000
Chula Vista Indl. Dev. Rev., San Diego Gas & Elec., Ser.
96B,
   F.R.D.D., A.M.T.
VMIG1         3.60        3/01/99        200
200,000

------------
Total short-term investments (cost $2,400,000)
2,400,000

------------
Total Investments--98.5%
(cost $255,353,983; Note 4)
280,380,824
Other assets in excess of liabilities--1.5%
4,126,604

------------
Net Assets--100%
$284,507,428

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Notes (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bearing Securities. S.A.V.R.S.--Select Auction Variable Rate Securities.
    Y.M.C.A.--Young Mens Christian Association.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Issue in default on interest payment, non-income
producing security.
(d) Standard & Poor's Rating.
(e) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(f) All or a portion of the securities are segregated as
collateral for
    financial futures contracts.
(g) Rate shown reflects current rate of variable rate
instruments.
(h) Indicates a restricted security; the aggregate cost of
such securities is
    $2,482,295. The aggregate value ($1,381,250) is
approximately 0.5% of net
    assets.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities (Unaudited)
                                           CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at value (cost
$255,353,983)...............................................
 .................      $   280,380,824
Cash........................................................
 .............................................
65,424
Interest
receivable..................................................
 ....................................            3,990,050
Receivable for Series shares
sold........................................................
 ................              787,368
Receivable for investments
sold........................................................
 ..................              139,050
Other
assets......................................................
 .......................................                3,318

-----------------
   Total
assets......................................................
 ....................................          285,366,034

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................              329,881
Dividends
payable.....................................................
 ...................................              125,602
Accrued
expenses....................................................
 .....................................              123,968
Management fee
payable.....................................................
 ..............................              110,704
Due to broker-variation
margin......................................................
 .....................               86,250
Distribution fee
payable.....................................................
 ............................               73,510
Deferred trustee's
fees........................................................
 ..........................                8,691

-----------------
   Total
liabilities.................................................
 ....................................              858,606

-----------------
Net
Assets......................................................
 .........................................      $
284,507,428

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........      $       256,031
   Paid-in capital in excess of
par.........................................................
 .............          261,813,677

-----------------

262,069,708
   Accumulated net realized loss on
investments.................................................
 .........           (2,534,090)
   Net unrealized appreciation on
investments.................................................
 ...........           24,971,810

-----------------
Net assets, February 28,
1999........................................................
 ....................      $   284,507,428

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($186,618,576 / 16,794,207 shares of beneficial
interest issued and outstanding)...................
$11.11
   Maximum sales charge (3% of offering
price)......................................................
 .....                  .34

-----------------
   Maximum offering price to
public......................................................
 ................               $11.45

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($83,408,459 / 7,505,646 shares of beneficial interest
issued and outstanding).....................
$11.11

-----------------

-----------------
Class C:
   Net asset value and redemption price per share
      ($9,699,242 / 872,812 shares of beneficial interest
issued and outstanding)........................
$11.11
   Sales charge (1% of offering
price)......................................................
 .............                  .11

-----------------
   Offering price to
public......................................................
 ........................               $11.22

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($4,781,151 / 430,444 shares of beneficial interest
issued and outstanding)........................
$11.11

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA INCOME SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                   Six
Months
                                                      Ended
Net Investment Income                           February 28,
1999
Income
   Interest and discount earned..............      $
7,921,341
                                                ------------
-----
Expenses
   Management fee............................
683,133
   Distribution fee--Class A.................
137,611
   Distribution fee--Class B.................
192,096
   Distribution fee--Class C.................
29,254
   Custodian's fees and expenses.............
47,000
   Reports to shareholders...................
30,000
   Transfer agent's fees and expenses........
30,000
   Registration fees.........................
27,500
   Legal fees and expenses...................
10,000
   Audit fees and expenses...................
6,500
   Trustees' fees and expenses...............
4,000
   Miscellaneous.............................
3,622
                                                ------------
-----
      Total expenses.........................
1,200,716
   Less: Management fee waiver (Note 2)......
(68,313)
      Custodian fee credit (Note 1)..........
(2,306)
                                                ------------
-----
      Net expenses...........................
1,130,097
                                                ------------
-----
Net investment income........................
6,791,244
                                                ------------
-----
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...................
655,010
   Financial futures transactions............
(145,639)
                                                ------------
-----

509,371
                                                ------------
-----
Net change in unrealized appreciation/depreciation on:
   Investments...............................
(2,376,492)
   Financial futures contracts...............
(197,937)
                                                ------------
-----

(2,574,429)
                                                ------------
-----
Net loss on investments......................
(2,065,058)
                                                ------------
-----
Net Increase in Net Assets
Resulting from Operations....................      $
4,726,186
                                                ------------
-----
                                                ------------
-----

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA INCOME SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                    Six Months
                                      Ended         Year
Ended
Increase (Decrease)                February 28,     August
31,
in Net Assets                          1999            1998
                                   ------------    ---------
---
Operations
   Net investment income........   $  6,791,244    $
12,132,906
   Net realized gain (loss) on
      investment transactions...        509,371
(88,023)
   Net change in unrealized
      appreciation/depreciation
      of investments............     (2,574,429)
10,200,239
                                   ------------    ---------
---
   Net increase in net assets
      resulting from
      operations................      4,726,186
22,245,122
                                   ------------    ---------
---
Dividends and distribution (Note
   1):
   Dividends from net investment
      income
      Class A...................     (4,672,093)
(8,943,420)
      Class B...................     (1,820,380)
(2,795,615)
      Class C...................       (175,846)
(211,960)
      Class Z...................       (122,925)
(181,911)
                                   ------------    ---------
---
                                     (6,791,244)
(12,132,906)
                                   ------------    ---------
---
   Distributions in excess of
      net investment income
      Class A...................        --
(77,784)
      Class B...................        --
(24,826)
      Class C...................        --
(1,879)
      Class Z...................        --
(1,255)
                                   ------------    ---------
---
                                        --
(105,744)
                                   ------------    ---------
---
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................     45,909,572
72,607,907
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions.........      3,355,906
6,072,757
   Cost of shares reacquired....    (25,206,019)
(35,867,889)
                                   ------------    ---------
---
   Net increase in net assets
      from Series share
      transactions..............     24,059,459
42,812,775
                                   ------------    ---------
---
Total increase..................     21,994,401
52,819,247
Net Assets
Beginning of period.............    262,513,027
209,693,780
                                   ------------    ---------
---
End of period...................   $284,507,428
$262,513,027
                                   ------------    ---------
---
                                   ------------    ---------
---

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements (Unaudited)  CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
Prudential California Municipal Fund (the 'Fund') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
three series. The monies of each series are invested in
separate, independently
managed portfolios. The California Income Series (the
'Series') commenced
investment operations on December 3, 1990. The Series is
diversified and seeks
to achieve its investment objective of obtaining the maximum amount of income
exempt from federal and California state income taxes with
the minimum of risk.
The Series will invest primarily in investment grade
municipal obligations but
may also invest a portion of its assets in lower-quality
municipal obligations
or in nonrated securities which are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic developments in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund and the Series in preparation of its financial statements.

Security Valuations: The Series values municipal securities
(including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations.
Short-term securities
which mature in 60 days or less are valued at amortized cost.

The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities').
None of the issues
of restricted securities held by the Series at February 28, 1999 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

All securities are valued as of 4:15 p.m., New York time.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.

Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
--------------------
                                       11

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements (Unaudited)  CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series. PIFM has agreed to voluntarily waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $68,313
($.003 per share) for
the six months ended February 28, 1999. The Series is not required to reimburse
PIFM for such waiver.

The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and
Class C shares, pursuant to plans of distribution (the
'Class A, B and C
Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C shares, respectively, for the period September 1, 1998 through December 31, 1998. Effective January 1,
1999, such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Series that it received approximately
$239,200 and $14,500
in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 28, 1999. From these fees,
PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended
February 28, 1999, it
received approximately $87,600 and $1,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential
Insurance Company of America.

The Series, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement during the six
months ended February 28, 1999. The Funds pay a commitment
fee at an annual rate
of .055 of 1% on the unused portion of the credit facility.
The commitment fee
is accrued and paid quarterly on a pro rata basis by the
Funds. The Agreement
expired on February 28, 1999 and has been extended through
March 12, 1999 under
the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $24,900 for
the services of
PMFS. As of February 28, 1999 approximately $4,300 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 1999 were $39,221,992 and
$20,756,841, respectively.

The United States federal income tax cost basis of the
Fund's investments as of
February 28, 1999 was substantially the same as for
financial reporting purposes
and, accordingly, net unrealized appreciation on investments for federal income
tax purposes was $25,026,841 (gross unrealized appreciation-
-$26,387,761; gross
unrealized depreciation--$1,360,920).
------------------------------------------------------------
--------------------
                                       12

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements (Unaudited)  CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
During the six months ended February 28, 1999, the Fund entered into financial futures contracts. Details of open contracts at February 28, 1999 are as follows:

                                                  Value at
Value at         Unrealized
Number of                         Expiration    February 28,
Trade         Appreciation
Contracts           Type             Date           1999
Date         (Depreciation)
---------     ----------------    ----------    ------------
-----------     --------------
              Short Position:
   138           Muni Bond        Mar. 1999     $ 17,198,250
$17,143,219        $(55,031)

-------

$(55,031)

-------

-------

For federal income tax purposes, the Series has a capital loss carryforward at
August 31, 1998 of approximately $2,756,900 of which $1,781,200 expires in 2003 and $975,700 expires in 2004. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

For federal income tax purposes, the Series will elect to
treat net capital
losses of $32,200 incurred in the ten month period ending
August 31, 1998 as
having been incurred in the current fiscal year.
------------------------------------------------------------
Note 5. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first
18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1999 and fiscal year ended August 31, 1998 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended February 28, 1999:
Shares sold........................    1,962,705    $
21,951,157
Shares issued in reinvestment of
  dividends and distributions......      205,737
2,298,605
Shares reacquired..................   (1,640,407)
(18,323,637)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      528,035
5,926,125
Shares issued upon conversion from
  Class B..........................       47,208
529,344
                                      ----------    --------
----
Net increase in shares
  outstanding......................      575,243    $
6,455,469
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold........................    3,414,327    $
37,583,169
Shares issued in reinvestment of
  dividends and distributions......      412,571
4,525,799
Shares reacquired..................   (2,333,125)
(25,610,559)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................    1,493,773
16,498,409
Shares issued upon conversion from
  Class B..........................      101,309
1,102,989
                                      ----------    --------
----
Net increase in shares
  outstanding......................    1,595,082    $
17,601,398
                                      ----------    --------
----
                                      ----------    --------
----
Class B
-----------------------------------
Six months ended February 28, 1999:
Shares sold........................    1,619,975    $
18,141,654
Shares issued in reinvestment of
  dividends and distributions......       74,270
829,722
Shares reacquired..................     (443,644)
(4,961,629)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................    1,250,601
14,009,747
Shares reacquired upon conversion
  into Class A.....................      (47,208)
(529,344)
                                      ----------    --------
----
Net increase in shares
  outstanding......................    1,203,393    $
13,480,403
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold........................    2,527,906    $
27,786,255
Shares issued in reinvestment of
  dividends and distributions......      111,980
1,228,995
Shares reacquired..................     (663,467)
(7,259,153)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................    1,976,419
21,756,097
Shares reacquired upon conversion
  into Class A.....................     (101,309)
(1,102,989)
                                      ----------    --------
----
Net increase in shares
  outstanding......................    1,875,110    $
20,653,108
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       13

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements (Unaudited)  CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class C                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended February 28, 1999:
Shares sold........................      411,695    $
4,606,390
Shares issued in reinvestment of
  dividends and distributions......       11,331
126,534
Shares reacquired..................      (82,702)
(924,242)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      340,324    $
3,808,682
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold........................      384,457    $
4,221,764
Shares issued in reinvestment of
  dividends and distributions......       13,751
150,931
Shares reacquired..................     (202,715)
(2,225,783)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      195,493    $
2,146,912
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
-----------------------------------
Six months ended February 28, 1999:
Shares sold........................      107,510    $
1,210,371
Shares issued in reinvestment of
  dividends and distributions......        9,050
101,045
Shares reacquired..................      (89,032)
(996,511)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       27,528    $
314,905
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold........................      274,705    $
3,016,719
Shares issued in reinvestment of
  dividends and distributions......       15,212
167,032
Shares reacquired..................      (70,320)
(772,394)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      219,597    $
2,411,357
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       14

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)           CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class A
                                          ------------------
-----------------------------------------------------------
                                           Six Months
                                             Ended
Year Ended August 31,
                                          February 28,     -
-----------------------------------------------------------
                                              1999
1998         1997         1996         1995         1994
                                          ------------     -
-------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...     $  11.19       $
10.71     $  10.33     $  10.28     $  10.19     $  10.68
                                          ------------     -
-------     --------     --------     --------     --------
Income from investment operations
Net investment income(a)...............          .28
 .59          .60          .63          .65          .65
Net realized and unrealized gain (loss)
   on investment transactions..........         (.08)
 .49          .38          .05          .09         (.39)
                                          ------------     -
-------     --------     --------     --------     --------
   Total from investment operations....          .20
1.08          .98          .68          .74          .26
                                          ------------     -
-------     --------     --------     --------     --------
Less distributions
Dividends from net investment income...         (.28)
(.59)        (.60)        (.63)        (.65)        (.65)
Distributions in excess of net
   investment income...................           --
(.01)          --(c)        --           --           --
Distributions from net realized
   gains...............................           --
--           --           --           --         (.10)
                                          ------------     -
-------     --------     --------     --------     --------
   Total distributions.................         (.28)
(.60)        (.60)        (.63)        (.65)        (.75)
                                          ------------     -
-------     --------     --------     --------     --------
Net asset value, end of period.........     $  11.11       $
11.19     $  10.71     $  10.33     $  10.28     $  10.19
                                          ------------     -
-------     --------     --------     --------     --------
                                          ------------     -
-------     --------     --------     --------     --------
TOTAL RETURN(b):.......................         1.86%
10.31%        9.72%        6.67%        7.67%        2.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........     $186,619
$181,512     $156,684     $153,236     $163,538     $183,742
Average net assets (000)...............     $185,436
$165,771     $153,019     $161,420     $165,500     $195,610
Ratios to average net assets(a):
   Expenses, including distribution
      fees.............................          .71%(d)
 .68%         .73%         .50%         .40%         .35%
   Expenses, excluding distribution
      fees.............................          .56%(d)
 .58%         .63%         .40%         .30%         .25%
   Net investment income...............         5.08%(d)
5.39%        5.66%        6.01%        6.49%        6.25%
For Class A, B, C and Z shares:
   Portfolio turnover rate.............            8%
10%          16%          22%          39%          46%

---------------
(a) Net of expense subsidy and/or management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)           CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class B
                                          ------------------
----------------------------------------------------------

December 7,
                                           Six Months
1993(d)
                                             Ended
Year Ended August 31,                  Through
                                          February 28,     -
------------------------------------------     August 31,
                                              1999
1998        1997        1996        1995          1994
                                          ------------     -
------     -------     -------     -------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...     $  11.19       $
10.71     $ 10.33     $ 10.28     $ 10.19       $ 10.61
                                              ------       -
------     -------     -------     -------     -----------
Income from investment operations
Net investment income(a)...............          .26
 .55         .55         .59         .61           .44
Net realized and unrealized gain (loss)
   on investment transactions..........         (.08)
 .49         .38         .05         .09          (.42)
                                              ------       -
------     -------     -------     -------     -----------
   Total from investment operations....          .18
1.04         .93         .64         .70           .02
                                              ------       -
------     -------     -------     -------     -----------
Less distributions
Dividends from net investment income...         (.26)
(.55)       (.55)       (.59)       (.61)         (.44)
Distributions in excess of net
   investment income...................           --
(.01)         --(e)       --          --            --
                                              ------       -
------     -------     -------     -------     -----------
   Total distributions.................         (.26)
(.56)       (.55)       (.59)       (.61)         (.44)
                                              ------       -
------     -------     -------     -------     -----------
Net asset value, end of period.........     $  11.11       $
11.19     $ 10.71     $ 10.33     $ 10.28       $ 10.19
                                              ------       -
------     -------     -------     -------     -----------
                                              ------       -
------     -------     -------     -------     -----------
TOTAL RETURN(b):.......................         1.68%
9.87%       9.28%       6.25%       7.24%         (.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........     $ 83,408
$70,535     $47,436     $35,983     $28,609       $18,931
Average net assets (000)...............     $ 77,475
$56,011     $40,983     $32,555     $23,722       $ 6,814
Ratios to average net assets(a):
   Expenses, including distribution
      fees.............................         1.06%(c)
1.08%       1.13%        .90%        .80%         1.11%(c)
   Expenses, excluding distribution
      fees.............................          .56%(c)
 .58%        .63%        .40%        .30%          .43%(c)
   Net investment income...............         4.74%(c)
4.99%       5.26%       5.61%       6.09%         8.15%(c)

---------------
(a) Net of expense subsidy and management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class B shares.
(e) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)           CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class C                                       Class Z
                                          ------------------
-----------------------------------------------------     --
----------

August 1,
                                           Six Months
1994(d)        Six Months
                                             Ended
Year Ended August 31,               Through          Ended
                                          February 28,     -
--------------------------------------     August 31,
February 28,
                                              1999
1998       1997       1996       1995         1994
1999
                                          ------------     -
-----     ------     ------     ------     ----------     --
----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...      $11.19
$10.71     $10.33     $10.28     $10.19       $10.18
$11.19
                                              -----        -
-----     ------     ------     ------        -----
-----
Income from investment operations
Net investment income(a)...............         .25
 .52        .53        .56        .58          .05
 .29
Net realized and unrealized gain (loss)
   on investment transactions..........        (.08)
 .49        .38        .05        .09          .01
(.08)
                                              -----        -
-----     ------     ------     ------        -----
-----
   Total from investment operations....         .17
1.01        .91        .61        .67          .06
 .21
                                              -----        -
-----     ------     ------     ------        -----
-----
Less distributions
Dividends from net investment income...        (.25)
(.52)      (.53)      (.56)      (.58)        (.05)
(.29)
Distributions in excess of net
   investment income...................          --
(.01)        --(f)      --         --           --
--
                                              -----        -
-----     ------     ------     ------        -----
-----
   Total distributions.................        (.25)
(.53)      (.53)      (.56)      (.58)        (.05)
(.29)
                                              -----        -
-----     ------     ------     ------        -----
-----
Net asset value, end of period.........      $11.11
$11.19     $10.71     $10.33     $10.28       $10.19
$11.11
                                              -----        -
-----     ------     ------     ------        -----
-----
                                              -----        -
-----     ------     ------     ------        -----
-----
TOTAL RETURN(b):.......................        1.55%
9.60%      9.01%      5.99%      6.98%         .47%
1.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........      $9,699
$5,960     $3,611     $3,269     $2,762       $1,054
$4,781
Average net assets (000)...............      $7,866
$4,491     $3,135     $3,300     $1,751       $  353
$4,741
Ratios to average net assets(a):
   Expenses, including distribution
      fees.............................        1.31%(c)
1.33%      1.38%      1.15%      1.05%        1.12%(c)
 .56%(c)
   Expenses, excluding distribution
      fees.............................         .56%(c)
 .58%       .63%       .40%       .30%         .37%(c)
 .56%(c)
   Net investment income...............        4.51%(c)
4.74%      5.01%      5.36%      5.84%        6.25%(c)
5.23%(c)


September 18,

1996(e)
                                         Year Ended
Through
                                         August 31,
August 31,
                                            1998
1997
                                         ----------     ----
---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...    $10.71          $
10.38
                                            -----
-----
Income from investment operations
Net investment income(a)...............       .61
 .57
Net realized and unrealized gain (loss)
   on investment transactions..........       .49
 .33
                                            -----
-----
   Total from investment operations....      1.10
 .90
                                            -----
-----
Less distributions
Dividends from net investment income...      (.61)
(.57)
Distributions in excess of net
   investment income...................      (.01)
--(f)
                                            -----
-----
   Total distributions.................      (.62)
(.57)
                                            -----
-----
Net asset value, end of period.........    $11.19          $
10.71
                                            -----
-----
                                            -----
-----
TOTAL RETURN(b):.......................     10.42%
8.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........    $4,507          $
1,963
Average net assets (000)...............    $3,312          $
970
Ratios to average net assets(a):
   Expenses, including distribution
      fees.............................       .58%
 .63%(c)
   Expenses, excluding distribution
      fees.............................       .58%
 .63%(c)
   Net investment income...............      5.49%
5.76%(c)

---------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
(f) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

744313305
744313404           MF146E2
744313800
744313875




(ICON)

Prudential
California
Municipal
Fund
--------------------
California Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential California Municipal Fund
California Series

Performance At A Glance.
During the six months ended February 28, 1999, municipal bonds initially rallied on the coattails of U.S. Treasuries, which gained in value as concern about a global financial crisis boosted demand for the federal government securities. Later when prices of Treasuries turned lower, municipal bonds also partially erased their early price increases. Your Prudential
California Municipal Fund--California Series held zero coupon bonds whose prices declined markedly. As a result, the Series' returns lagged the Lipper average.

Cumulative Total Returns1                        As of
2/28/99
                  Six Months   One Year     Five Years
Ten Years         Since Inception2
Class A             1.82%       5.38%     34.98% (34.76)
N/A             92.14%  (91.83)
Class B             1.56        4.98      32.35  (32.13)
97.69% (97.36)      198.79  (195.09)
Class C             1.43        4.73           N/A
N/A             33.70   (33.48)
Class Z             1.90        5.59           N/A
N/A             20.61   (20.51)
Lipper CA Muni
Debt Fund Avg.3     2.09        5.43          34.14
107.96                ***

Average Annual Total Returns1    As of 3/31/99
             One Year     Five Years        Ten Years
Since Inception2
Class A        2.19%     6.47% (6.45)       N/A
7.00% (6.99)
Class B       -0.12      6.54  (6.53)   7.08% (7.07)
7.81  (7.72)
Class C        2.58          N/A            N/A
6.16  (6.14)
Class Z        5.49          N/A            N/A
7.64  (7.61)

Distributions & Yields                                As of
2/28/99
                                             Taxable
Equivalent Yield4
          Total Distributions     30-Day          At Tax
Rates Of
           Paid for Six Mos.     SEC Yield       36%
39.6%
Class A         $0.30              3.56%        6.13%
6.50%
Class B         $0.28              3.43         5.91
6.26
Class C         $0.26              3.14         5.41
5.73
Class Z         $0.31              3.93         6.77
7.17


Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class
B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before
November 2, 1998 have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.
Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/19/84; Class
C,
8/1/94; and Class Z, 9/18/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the California Municipal Debt Fund category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.


*** Lipper Since Inception returns are 93.93% for Class A;
234.80% for Class B; 37.08% for Class C; and 19.05% for
Class Z based on all funds in each share class.

How Investments Compared.
    (As of 2/28/99)
       (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different-- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Christian Smith, Fund Manager                     (PHOTO)

Portfolio
Manager's Report

The Series seeks to invest primarily in carefully selected, long-term municipal bonds that provide the maximum amount of income that is exempt from California state and federal income taxes, consistent with the preservation of capital. Certain shareholders, however, may be subject to the federal alternative minimum tax. There can be no assurance the Series will achieve its investment objective.

Key Municipal Bond Index Tumbles.

Municipal bonds did not rally as much as U.S. Treasuries last autumn. However, municipal bond prices rose strongly enough to drive the Bond Buyer Revenue Bond Index, a weekly average of long-term municipal bond yields, to 5.09% in early October.
This was the lowest level reached by the Index since its inception in 1979. Yields fall as prices rise and vice versa.


Strategy Session.

Interest-Rate Outlook.
We expected long-term interest rates to continue to fall because the U.S. economic expansion was poised to slow and inflation to remain tame after a global financial crisis spread beyond Asia in mid-summer of 1998. The overseas turmoil was expected to temper U.S. economic growth as struggling countries in Asia and Latin America purchased fewer goods and services from the
United States.

Because of our outlook for lower long-term rates, we maintained a longer-than-average duration, which is a measure of the Series' sensitivity to interest-rate fluctuations. A longer duration would enable the Series' shares to gain more rapidly if interest rates continued to fall and municipal bond prices rose. In order to sustain a longer duration, the Series remained heavily invested in noncallable bonds, which averaged approximately 59% of its total investments throughout the six-month period. Noncallable bonds usually perform well when debt markets rally since they are free to appreciate in value without the risk of being retired early. Some of our noncallable bonds were also zero coupon bonds. These bonds do not make periodic interest payments, and typically trade at deep discounts to their price at maturity. Their prices therefore have plenty of room to rise when interest rates tumble. The difference between a zero coupon bond's purchase price and maturity price constitutes the return to investors.

We subsequently altered our strategy by shortening the Series' duration because long-term interest rates unexpectedly began to move higher and bond prices fell.
By reducing the duration, we tried to make the Series' shares less sensitive to the sell-off in the bond market.

   Portfolio Composition.
 Expressed as a percentage of
total investments as of 2/28/99.
         (PIE CHART)

What Went Well.
Munis Rallied, at First.
The Series' long duration helped its shares increase in value as municipal bonds rallied in sympathy with U.S. Treasuries during September and early October 1998. Prices of Treasuries soared as concern about the global financial crisis boosted demand for the safest government securities. Municipal bonds did not rally as strongly as Treasuries. Nevertheless, prices of municipal bonds gained enough to drive down the Bond Buyer
Revenue Bond Index (a weekly average of long-term municipal bond yields) to 5.09% in early October 1998. This was the lowest level reached by the Index since its inception in 1979.

And Not So Well.
Then the Rally Fizzled.
The Federal Reserve eased monetary policy three times in the autumn of 1998 to calm global financial markets and restore faith in the U.S. economy. (In fact, the economy unexpectedly grew at a rapid pace in the fourth quarter of 1998.) As a result, concern about the global financial crisis dwindled and investors sold Treasuries and bought higher-yielding assets with renewed confidence. Municipal bonds also sold off, but to a lesser extent than Treasuries.

We cut the Series' duration to 7.67 years as of February
28, 1999 from 8.91 years as of October 31, 1998 in order to make the Series less sensitive to this decline in bond prices and the rise in interest rates. However, the Series still held noncallable zero coupon bonds. Just as prices of these bonds tend to climb markedly as interest rates fall, they tumble when the municipal bond market sells off and interest rates head higher. The declines in the prices of our zero coupon bonds detracted from the Series' performance.

      Credit Quality.
 Expressed as a percentage of
total investments as of 2/28/99.
          (PIE CHART)


Five Largest Issuers.
8.1%   Southern California
       Public Power Authority
6.6%   Orange County Local
       Transportation Authority
5.1%   Metro Water District of
       Southern California
4.7%   Santa Margarita Dana
       Point Authority
4.0%   Long BeachHarbor Revenue

Expressed as a percentage of net assets as of 2/28/99.

Looking Ahead.
In the short run, we feel municipal bond prices will remain in a trading range because of the U.S. economy's continued resilience. However, we do not think the rally in tax-exempt bonds is over. We believe U.S. economic growth will continue to slow from the torrid pace of late 1998.

Furthermore, we believe that inflation will remain subdued as global competition helps to keep prices of goods and services in check. Since the level of interest rates typically reflects the anticipated rate of inflation, we expect interest rates to fall and bond prices to rise amid continued low inflation.

A Message to Our Shareholders.                      April
19, 1999
(PHOTO)

Dear Shareholder,

For the last several months, major index advances have been driven by the stocks of a handful of very large companies.
These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.

What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
(Unaudited)                           CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--97.1%
------------------------------------------------------------
------------------------------------------------------------
------
Alisal Union Sch. Dist.,
   Capital Apprec., Ser. C, F.G.I.C.
Aaa              Zero         8/01/12    $ 1,025        $
551,399
   Capital Apprec., Ser. C, F.G.I.C.
Aaa              Zero         8/01/14      1,030
490,218
   Capital Apprec., Ser. C, F.G.I.C.
Aaa             Zero          8/01/16      1,005
424,211
   Capital Apprec., Ser. C, F.G.I.C.
Aaa             Zero          8/01/21      1,635
517,837
Arcadia Unified Sch. Dist., Gen. Oblig. 1993, Ser. A,
   M.B.I.A.
Aaa             Zero          9/01/10      1,765
1,060,924
Baldwin Park Pub. Fin. Auth. Rev., Tax Alloc.
BBB(d)            7.05%       9/01/14      1,020
1,147,316
Berkeley Hosp. Rev., Alta Bates Hosp. Corp.
Aaa               7.65       12/01/15      1,420 (c)
1,523,135
Brea Pub. Fin. Auth. Rev., Sub. Tax Alloc. Redev.
   Proj., Ser. C
NR                8.10        3/01/21      5,000
5,320,050
Buena Park Cmnty. Redev. Agcy., Central Bus. Dist.
   Proj.
BBB+(d)           7.10        9/01/14      2,500
2,721,125
California Commerce Cmnty. Dev. Tax Alloc. Redev.
   Proj., Ser. A
NR                5.65        8/01/18      1,175
1,184,788
California Hsg. Fin. Agcy., Amt. Home Mtge., A.M.B.A.C.
Aaa               5.25        2/01/33        750
759,263
California St. Hlth. Facs. Fin. Auth. Rev.,
   Eskaton Properties
NR                7.50        5/01/20      4,500 (c)(f)
4,809,600
   Valleycare Hosp. Corp.
A+(d)             5.50        5/01/20      2,250 (c)
2,320,605
California St. Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge.,
   Ser. A
Aa2             Zero          2/01/15      8,420
1,839,517
Chula Vista Redev. Agcy., Bayfront Tax Alloc.
BBB+(d)           7.625       9/01/24      4,500
5,228,730
Contra Costa Cnty., Spec. Tax Cmnty. Facs. Dist.
   Pleasant Hill
NR                8.125       8/01/16      1,300 (c)
1,413,191
Desert Hosp. Dist., Cert. of Part.
AAA(d)            8.10        7/01/20      5,000 (f)
5,425,750
East Palo Alto Sanit. Dist., Cert. of Part.
NR                8.25       10/01/15      1,295
1,375,458
Fairfield Pub. Fin. Auth. Rev., Fairfield Redev.
   Projs., Ser. A
NR                7.90        8/01/21      4,200 (c)
4,717,734
Foothill/Eastern Trans. Corridor Agcy.,
   Toll Rd. Rev.
Baa3            Zero          1/01/16      5,000
2,088,350
   Toll Rd. Rev.
Baa3            Zero          1/01/18      2,950
1,090,615
Kings Cnty. Wst. Mgmt. Auth., Solid Wst. Rev., A.M.T.
BBB(d)            7.20       10/01/14      1,225
1,370,481
La Canada Unified Sch. Dist.,
   Capital Apprec., F.G.I.C.
Aaa             Zero          8/01/12      1,600
860,720
   Unltd. Tax Gen. Oblig., F.G.I.C.
Aaa             Zero          8/01/13      1,680
850,903
Long Beach Harbor Rev., Ser. A, A.M.T., F.G.I.C.
Aaa               6.00        5/15/16      5,500
6,211,480
Long Beach Redev. Agcy. Dist. No. 3, Spec. Tax Rev.
NR                6.375       9/01/23      3,000
3,193,230
Los Angeles Cnty., Cert. of Part., Correctional Facs.
   Proj., M.B.I.A.
Aaa             Zero          9/01/10      3,770 (c)
2,268,673
Los Angeles Cnty., Hsg. Auth., Multi-fam. Mtge. Rev.,
   Mayflower Gardens Proj., Ser. K, G.N.M.A.
NR                8.875      12/20/10      2,100 (c)(f)
2,364,474
Los Angeles Conv. & Exhib. Ctr. Auth., Cert. of Part.
Aaa               9.00       12/01/10      1,250 (c)(e)
1,637,862
Madera Redev. Agcy. Tax Rev. Tax Alloc. Redev. Proj.,
   F.S.A.
Aaa               4.75        9/01/28      1,000
948,790
Met. Wtr. Dist. of Southern California,
   Rev. Linked S.A.V.R.S. & R.I.B.S.
Aa2               5.75        8/10/18      1,000
1,112,420
   Waterworks Rev. Rfdg., Ser. A
Aa2               5.75        7/01/21      4,000
4,452,560
   Waterworks Rev. Rfdg., Ser. A
Aa2               4.75        7/01/22      2,400
2,311,320
Midpeninsula Regional Open Space Dist. Fin. Auth. Rev.,
   1996, A.M.B.A.C.
Aaa             Zero          9/01/15      3,000
1,329,330
Mojave Desert Solid Wst. Victor Vally Materials, Recov.
   Fac., A.M.T.
Baa1              7.875       6/01/20      1,175
1,333,179

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
(Unaudited)                           CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Orange Cnty. Loc. Trans. Auth.,
   Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C.
Aaa               6.20%       2/14/11   $  8,000        $
9,261,360
   Linked R.I.B.S.
Aa3               6.20        2/14/11        750
983,437
Pasadena California Spec. Tax
   Capital Apprec., Cmnty. Facs., Dist. 1-A, F.S.A.
Aaa             Zero         12/01/16      1,015
421,428
   Capital Apprec., Cmnty. Facs., Dist. 1-A, F.S.A.
Aaa             Zero         12/01/17      1,080
422,874
   Capital Apprec., Cmnty. Facs., Dist. 1-A, F.S.A.
Aaa             Zero         12/01/18      1,210
446,357
   Capital Apprec., Cmnty. Facs., Dist. 1-A, F.S.A.
Aaa             Zero         12/01/19      1,310
453,928
   Capital Apprec., Cmnty. Facs., Dist. 1-A, F.S.A.
Aaa             Zero         12/01/20      1,405
461,641
Petaluma City Joint Union High Sch. Dist.,
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/14      1,170
556,850
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/15      1,600
716,480
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/16      1,455
614,155
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/17      3,015
1,200,362
Redding Elec. Sys. Rev., Cert. of Part., M.B.I.A.
Aaa               6.368       7/08/22      1,750 (g)
2,310,000
Redding Elec. Sys. Rev., Cert. of Part., Linked
   S.A.V.R.S. & R.I.B.S., M.B.I.A.
Aaa               6.368       7/01/22         50
58,018
Roseville City Sch. Dist., Cap. Apprec., Ser. A,
   F.G.I.C.
Aaa             Zero          8/01/10      1,230
742,071
San Bernardino Cnty.,
   Cert. of Part, Med. Ctr. Fin. Proj., M.B.I.A.
Aaa               5.50        8/01/22      4,400
4,733,256
   Fin. Auth. Ref. Impt., Granada Hills, Ser. A
BB(d)             6.90        5/01/27        645
652,998
San Francisco City & Cnty.,
   Fin. Auth. Tax Alloc., M.B.I.A.
Aaa             Zero          8/01/22      2,000
601,240
   Redev. Agcy., Lease Rev., Cap. Apprec.
A1              Zero          7/01/09      2,000
1,253,080
San Francisco International Airport Rev. Commission
   International Airport Rev., Ser. 16B, F.S.A.
Aaa               4.75        5/01/29      1,000
958,190
San Jose, Unified Sch. Dist., Santa Clara,
   Gen. Oblig., Ser. A, F.G.I.C.
Aaa             Zero          8/01/17      1,350
537,475
   Gen. Oblig., Ser. A, F.G.I.C.
Aaa             Zero          8/01/21      2,980
943,826
Santa Cruz Cnty. Pub. Fin. Auth. Rev., Tax Alloc. Sub.
   Ln., Ser. B
AAA(d)            7.625       9/01/21      2,350 (c)
2,465,432
Santa Margarita, Dana Point Auth.,
   Impvt. Dists. 3, Ser. B, M.B.I.A.
Aaa               7.25        8/01/08      2,500
3,094,775
   Impvt. Dists. 3, Ser. A, M.B.I.A.
Aaa               7.25        8/01/09      1,400
1,751,120
   Impvt. Dists. 3, Ser. B, M.B.I A.
Aaa               7.25        8/01/09      1,000
1,250,800
   Impvt. Dists. 3, Ser. B, M.B.I.A.
Aaa               7.25        8/01/14      1,000
1,284,900
So. Orange Cnty. Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C.
Aaa               6.50        8/15/10        750
899,655
   Spec. Tax Rev., M.B.I.A.
Aaa               7.00        9/01/11      3,500 (f)
4,383,925
Southern California Pub. Pwr. Auth.,
   Proj. Rev.
A                 6.75        7/01/10      2,265
2,722,779
   Proj. Rev.
A                 6.75        7/01/11      1,195
1,442,437
   Proj. Rev.
A                 6.75        7/01/12      2,935
3,558,952
   Proj. Rev.
A                 6.75        7/01/13      4,000
4,853,160
   Proj. Rev., A.M.B.A.C.
Aaa             Zero          7/01/16      7,925 (c)(f)
3,376,050

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
(Unaudited)                           CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Southern California Pub. Pwr. Auth., (cont'd.)
   Transmission Proj. Rev. Rfdg., Ser. A, F.G.I.C.
Aaa              Zero         7/01/12    $ 7,080(c)     $
3,838,351
Stockton Cmnty. Facs. Dist. No. 90-2, Brookside Estates
NR               6.20%        8/01/15        700
734,594
Sulphur Springs Union Sch. Dist., Ser. A, M.B.I.A.
Aaa             Zero          9/01/09      2,000
1,268,220
Torrance Redev. Agcy., Rfdg. Tax. Alloc., Downtown
   Redev.
Baa               7.125       9/01/21      1,580 (c)
1,751,098
Vacaville Cmnty. Redev. Agcy., Cmnty. Hsg. Fin.
   Multi-family
NR                7.375      11/01/14      1,110
1,180,252
Victor Valley Union High Sch. Dist.,
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/09      2,075
1,315,778
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/15      5,070
2,261,119
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser.
   91
NR                7.75       10/01/06        670 (c)
736,605
Walnut Valley Unified Sch. Dist., M.B.I.A.
Aaa               6.00        8/01/15      1,870 (c)
2,139,093

------------
Total long-term investments (cost $132,991,139)
150,893,359
SHORT-TERM INVESTMENTS--1.9%
California Pollution Ctr., Fin. Rfdg., Pacific Gas &
   Elec., Ser. 97B, A.M.T.
A-(d)             3.15        3/01/99      1,800
1,800,000
California St. Cmntys. Dev. Auth., Chevron Proj., Ser.
   94, F.R.D.D., A.M.T.
NR                3.15        3/01/99      1,100
1,100,000

------------
Total short-term investments (cost $2,900,000)
2,900,000

------------
Total Investments--99.0%
(cost $135,891,139; Note 4)
153,793,359
Other assets in excess of liabilities--1.0%
1,504,919

------------
Net Assets--100%
$155,298,278

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
     A.M.T.--Alternative Minimum Tax
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.S.A.--Financial Security Assurance.
     G.N.M.A.--Government National Mortgage Association.
     M.B.I.A.--Municipal Bond Insurance Association.
     R.I.B.S.--Residual Interest Bearing Securities. S.A.V.R.S.--Select Auction Variable Rate Securities.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
guaranteed obligations.
(d) Standard & Poor's Rating.
(e) Segregated as collateral for financial futures
contracts.
(f) When-issued security.
(g) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at period end.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                         PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities
(Unaudited)                              CALIFORNIA SERIES
------------------------------------------------------------
--------------------

 Assets
February 28, 1999
Investments, at value (cost
$135,891,139)...............................................
 ..................        $ 153,793,359
Cash........................................................
 ..............................................
53,185
Interest
receivable..................................................
 .....................................            1,782,901
Receivable for Series shares
sold........................................................
 .................              120,792
Other
assets......................................................
 ........................................
2,582

-----------------
   Total
assets......................................................
 .....................................          155,752,819

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ....................              136,555
Accrued
expenses....................................................
 ......................................               78,846
Dividends
payable.....................................................
 ....................................               64,710
Due to broker - variation
margin......................................................
 ....................               64,375
Management fee
payable.....................................................
 ...............................               59,906
Distribution fee
payable.....................................................
 .............................               41,458
Deferred trustee's
fees........................................................
 ...........................                8,691

-----------------
   Total
liabilities.................................................
 .....................................              454,541

-----------------
Net
Assets......................................................
 ..........................................        $
155,298,278

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $     127,964
   Paid-in capital in excess of
par.........................................................
 ..............          140,163,449

-----------------

140,291,413
   Accumulated net realized loss on
investments.................................................
 ..........           (2,854,761)
   Net unrealized appreciation on
investments.................................................
 ............           17,861,626

-----------------
Net assets, February 28,
1999........................................................
 .....................        $ 155,298,278

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($94,740,791 / 7,805,585 shares of beneficial interest
issued and outstanding)......................
$12.14
   Maximum sales charge (3% of offering
price)......................................................
 ......                  .38

-----------------
   Maximum offering price to
public......................................................
 .................               $12.52

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($57,988,472 / 4,779,172 shares of beneficial interest
issued and outstanding)......................
$12.13

-----------------

-----------------
Class C:
   Net asset value and redemption price per share
      ($1,386,559 / 114,277 shares of beneficial interest
issued and outstanding).........................
$12.13
   Sales charge (1% of offering
price)......................................................
 ..............                   .12

-----------------
   Offering price to
public......................................................
 .........................                $12.25

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($1,182,456 / 97,349 shares of beneficial interest
issued and outstanding)..........................
$12.15

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
CALIFORNIA SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                   Six
Months
                                                      Ended
Net Investment Income                           February 28,
1999
Income
   Interest..................................      $
4,455,341
                                                ------------
-----
Expenses
   Management fee............................
388,867
   Distribution fee--Class A.................
69,932
   Distribution fee--Class B.................
148,399
   Distribution fee--Class C.................
4,668
   Custodian's fees and expenses.............
47,000
   Transfer agent's fees and expenses........
37,000
   Reports to shareholders...................
22,000
   Registration fees.........................
19,000
   Legal fees and expenses...................
7,000
   Audit fee and expenses....................
6,500
   Trustees' fees and expenses...............
4,000
   Miscellaneous.............................
3,025
                                                ------------
-----
         Total expenses......................
757,391
   Less: Custodian fee credit (Note 1).......
(444)
                                                ------------
-----
      Net expenses...........................
756,947
                                                ------------
-----
Net investment income........................
3,698,394
                                                ------------
-----
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...................
412,804
   Financial futures transactions............
(105,028)
                                                ------------
-----

307,776
                                                ------------
-----
Net change in unrealized appreciation
   (depreciation) on:
   Investments...............................
(1,202,169)
   Financial futures contracts...............
(188,094)
                                                ------------
-----

(1,390,263)
                                                ------------
-----
Net loss on investments......................
(1,082,487)
                                                ------------
-----
Net Increase in Net Assets
Resulting from Operations....................      $
2,615,907
                                                ------------
-----
                                                ------------
-----

PRUDENTIAL MUNICIPAL SERIES FUND
CALIFORNIA SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1999
1998
Operations
   Net investment income........    $   3,698,394       $
7,678,092
   Net realized gain (loss) on
      investment transactions...          307,776
(274,855)
   Net change in unrealized
      appreciation
      (depreciation) of
      investments...............       (1,390,263)
5,747,426
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................        2,615,907
13,150,663
                                  -----------------    -----
----------
Dividends and distributions
   (Note 1)
   Dividends from net investment
      income
      Class A...................       (2,295,380)
(4,438,300)
      Class B...................       (1,347,487)
(3,163,906)
      Class C...................          (26,773)
(31,174)
      Class Z...................          (28,754)
(44,712)
                                  -----------------    -----
----------
                                       (3,698,394)
(7,678,092)
                                  -----------------    -----
----------
   Distributions in excess of
      net investment income
      Class A...................        --
(53,531)
      Class B...................        --
(42,305)
      Class C...................        --
(231)
      Class Z...................        --
(526)
                                  -----------------    -----
----------
                                        --
(96,593)
                                  -----------------    -----
----------
Series share transactions (net
   of share conversions) (Note
   5)
   Net proceeds from shares
      sold......................        8,641,582
13,997,164
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............        2,083,265
4,324,099
   Cost of shares reacquired....      (10,037,177)
(20,676,442)
                                  -----------------    -----
----------
   Net increase (decrease) in
      net assets from Series
      share transactions........          687,670
(2,355,179)
                                  -----------------    -----
----------
Total increase (decrease).......         (394,817)
3,020,799
Net Assets
Beginning of period.............      155,693,095
152,672,296
                                  -----------------    -----
----------
End of period...................    $ 155,298,278       $
155,693,095
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                       PRUDENTIAL MUNICIPAL
SERIES FUND
Notes to Financial Statements
(Unaudited)                            CALIFORNIA SERIES
------------------------------------------------------------
--------------------
Prudential California Municipal Fund (the 'Fund') is
registered under the
Investment Company Act of 1940 as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
three series. The monies of each series are invested in
separate, independently
managed portfolios. The California Series (the 'Series')
commenced investment
operations on September 19, 1984. The Series is diversified
and seeks to achieve
its investment objective of obtaining the maximum amount of
income exempt from
federal and California state income taxes with the minimum
of risk by investing
in 'investment grade' tax-exempt securities whose ratings
are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic developments in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees. Short-term
securities which mature in
more than 60 days are valued at current market quotations.
Short-term securities
which mature in 60 days or less are valued at amortized
cost.
All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain(loss) on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio of securities or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
realized and unrealized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
--------------------
                                       8

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              CALIFORNIA SERIES
------------------------------------------------------------
--------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, compensation of officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the
Fund. The Fund
compensates PIMS for distributing and servicing the Fund's
Class A, Class B and
Class C shares, pursuant to plans of distribution (the
'Class A, B and C
Plans'), regardless of expenses actually incurred by it. The distribution fees
are accrued daily and payable monthly. No distribution or
service fees are paid
to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the period September 1, 1998 through December 31, 1998.
Effective January 1,
1999, such expenses under the plans were .25 of 1%, .50 of
1% and .75 of 1% of
the average daily net assets of the Class A, B and C shares, respectively.
PIMS has advised the Series that they have received
approximately $38,000 and
$800 in front-end sales charges resulting from sales of
Class A and Class C
shares during the period ended February 28, 1999. From these fees, PIMS paid
such sales charges to affiliated broker-dealers, which in
turn paid commissions
to salespersons and incurred other distribution costs.
PIMS has advised the Series that for the period ended
February 28, 1999, they
received approximately $15,000 and $3,000 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and Class C
shareholders,
respectively.
PIFM, PIMS and PIC are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market rates. The purpose of the
Agreement is to serve as an alternative source of funding
for capital share
redemptions. The Series has not borrowed any amounts
pursuant to the Agreement
during the six months ended February 28, 1999. The Funds pay a commitment fee at
an annual rate of .055 of 1% on the unused portion of the
credit facility. The
commitment fee is accrued and paid quarterly on a pro rata
basis by the Funds.
The Agreement expired on February 28, 1999 and has been
extended through March
12, 1999 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the period ended
February 28, 1999,
the Series incurred fees of approximately $23,300 for the
services of PMFS. As
of February 28, 1999, approximately $4,000 of such fees were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the period ended February 28, 1999 were $9,283,277 and
$11,817,041, respectively.
During the period ended February 28, 1999, the Fund entered into financial futures contracts. Details of open contracts at February 28, 1999 are as follows:

                                                    Value at
Value at
 Number of                         Expiration     February
28,        Trade          Unrealized
 Contracts           Type             Date            1999
Date          Depreciation
-----------    ----------------    -----------    ----------
--     -----------     --------------
               Short position:        Mar.
103            Muni-Bond              1999        $
12,836,375     $12,795,781        $(40,594)

The cost basis of investments for federal income tax
purposes at February 28,
1999 was substantially the same as for financial reporting
purposes and,
accordingly, net unrealized appreciation of investments for
federal income tax
purposes was $17,902,220 (gross unrealized appreciation--
$18,111,991; gross
unrealized depreciation--$209,771).
------------------------------------------------------------
--------------------

                                        PRUDENTIAL MUNICIPAL
SERIES FUND
Notes to Financial Statements
(Unaudited)                             CALIFORNIA SERIES
------------------------------------------------------------
--------------------
For federal income tax purposes, the Series has a capital
loss carryforward as
of August 31, 1998 of approximately $2,948,700, of which,
$2,945,800 expires in
2003 and $2,900 expires in 2006. Accordingly, no capital
gains distribution is
expected to be paid to shareholders until net gains have
been realized in excess
of such carryforward.
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first
18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
Transactions in shares of beneficial interest for the period ended February 28,
1999 and the fiscal year ended August 31, 1998 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1999:
Shares sold.........................     371,255    $
4,551,475
Shares issued in reinvestment of
  dividends and distributions.......     107,280
1,309,443
Shares reacquired...................    (425,893)
(5,211,880)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion.................      52,642
649,038
Shares issued upon conversion from
  Class B...........................     278,043
3,404,540
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     330,685    $
4,053,578
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................     551,486    $
6,650,320
Shares issued in reinvestment of
  dividends and distributions.......     210,942
2,535,590
Shares reacquired...................    (767,076)
(9,222,647)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................      (4,648)
(36,737)
Shares issued upon conversion from
  Class B...........................     571,041
6,863,328
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     566,393    $
6,826,591
                                      ----------    --------
----
                                      ----------    --------
----
Class B                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1999:
Shares sold.........................     283,872    $
3,475,250
Shares issued in reinvestment of
  dividends and distributions.......      59,918
731,348
Shares reacquired...................    (364,560)
(4,460,415)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................     (20,770)
(253,817)
Shares reacquired upon conversion
  into
  Class A...........................    (278,043)
(3,404,540)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (298,813)   $
(3,658,357)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................     493,897    $
5,944,373
Shares issued in reinvestment of
  dividends and distributions.......     143,690
1,726,117
Shares reacquired...................    (929,330)
(11,183,208)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (291,743)
(3,512,718)
Shares reacquired upon conversion
  into
  Class A...........................    (571,041)
(6,863,328)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (862,784)
$(10,376,046)
                                      ----------    --------
----
                                      ----------    --------
----
Class C
------------------------------------
Six months ended February 28, 1999:
Shares sold.........................      25,876    $
315,515
Shares issued in reinvestment of
  dividends and distributions.......       1,573
19,193
Shares reacquired...................     (16,033)
(195,783)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      11,416    $
138,925
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................      87,614    $
1,056,749
Shares issued in reinvestment of
  dividends and distributions.......       2,094
25,178
Shares reacquired...................     (15,196)
(183,128)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      74,512    $
898,799
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
------------------------------------
Six months ended February 28, 1999:
Shares sold.........................      24,454    $
299,342
Shares issued in reinvestment of
  dividends and distributions.......       1,907
23,281
Shares reacquired...................     (13,815)
(169,099)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      12,546    $
153,524
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................      28,803    $
345,722
Shares issued in reinvestment of
  dividends and distributions.......       3,094
37,214
Shares reacquired...................      (7,224)
(87,459)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      24,673    $
295,477
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Class A
                                           -----------------
-------------------------------------------------------
                                            Six Months
                                              Ended
Year Ended August 31,
                                           February 28,
-------------------------------------------------------
                                               1999
1998        1997        1996        1995        1994
                                           ------------
-------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....     $  12.22
$ 11.80     $ 11.44     $ 11.49     $ 11.30     $ 12.16
                                               ------
-------     -------     -------     -------     -------
Income from investment operations
Net investment income...................          .30
 .62         .65(a)      .65(a)      .66(a)      .65
Net realized and unrealized gain (loss)
   on investment transactions...........         (.08)
 .43         .36        (.05)        .19        (.74)
                                               ------
-------     -------     -------     -------     -------
   Total from investment operations.....          .22
1.05        1.01         .60         .85        (.09)
                                               ------
-------     -------     -------     -------     -------
Less distributions
Dividends from net investment income....         (.30)
(.62)       (.65)       (.65)       (.66)       (.65)
Distributions in excess of net
   investment income....................       --
(.01)      --(c)       --          --          --
Distributions from net realized gains...       --
--          --          --          --           (.12)
                                               ------
-------     -------     -------     -------     -------
   Total distributions..................         (.30)
(.63)       (.65)       (.65)       (.66)       (.77)
                                               ------
-------     -------     -------     -------     -------
Net asset value, end of period..........     $  12.14
$ 12.22     $ 11.80     $ 11.44     $ 11.49     $ 11.30
                                               ------
-------     -------     -------     -------     -------
                                               ------
-------     -------     -------     -------     -------
TOTAL RETURN(b):........................         1.82%
9.13%       9.01%       5.23%       7.90%      (0.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........     $ 94,741
$91,356     $81,535     $72,876     $68,403     $12,082
Average net assets (000)................     $ 94,580
$85,624     $78,347     $71,119     $42,617     $11,812
Ratios to average net assets:
   Expenses, including distribution
      fees..............................          .84%(d)
 .78%        .76%(a)     .81%(a)     .73%(a)     .73%
   Expenses, excluding distribution
      fees..............................          .69%(d)
 .68%        .66%(a)     .71%(a)     .63%(a)     .63%
   Net investment income................         4.89%(d)
5.18%       5.53%(a)    5.58%(a)    5.90%(a)    5.57%
For Class A, B, C and Z shares:
   Portfolio turnover rate..............            6%
11%         14%         26%         44%         69%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)          CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Class B
                                           -----------------
---------------------------------------------------------
                                            Six Months
                                              Ended
Year Ended August 31,
                                           February 28,
---------------------------------------------------------
                                               1999
1998        1997        1996         1995         1994
                                           ------------
-------     -------     -------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....     $  12.22
$ 11.80     $ 11.43     $ 11.49     $  11.29     $  12.15
                                               ------
-------     -------     -------     --------     --------
Income from investment operations
Net investment income...................          .28
 .58         .60(a)      .60(a)       .62(a)       .60
Net realized and unrealized gain (loss)
   on investment transactions...........         (.09)
 .43         .37        (.06)         .20         (.74)
                                               ------
-------     -------     -------     --------     --------
   Total from investment operations.....          .19
1.01         .97         .54          .82         (.14)
                                               ------
-------     -------     -------     --------     --------
Less distributions
Dividends from net investment income....         (.28)
(.58)       (.60)       (.60)        (.62)        (.60)
Distributions in excess of net
   investment income....................           --
(.01)         --(c)       --           --           --
Distributions from net realized gains...           --
--          --          --           --         (.12)
                                               ------
-------     -------     -------     --------     --------
   Total distributions..................         (.28)
(.59)       (.60)       (.60)        (.62)        (.72)
                                               ------
-------     -------     -------     --------     --------
Net asset value, end of period..........     $  12.13
$ 12.22     $ 11.80     $ 11.43     $  11.49     $  11.29
                                               ------
-------     -------     -------     --------     --------
                                               ------
-------     -------     -------     --------     --------
TOTAL RETURN(b):........................         1.56%
8.70%       8.67%       4.73%        7.56%       (1.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........     $ 57,988
$62,043     $70,093     $85,190     $103,891     $184,985
Average net assets (000)................     $ 59,852
$66,086     $75,935     $96,525     $136,275     $201,558
Ratios to average net assets:
   Expenses, including distribution
      fees..............................         1.19%(d)
1.18%       1.16%(a)    1.21%(a)     1.13%(a)     1.13%
   Expenses, excluding distribution
      fees..............................          .69%(d)
 .68%        .66%(a)     .71%(a)      .63%(a)      .63%
   Net investment income................         4.54%(d)
4.78%       5.13%(a)    5.18%(a)     5.50%(a)     5.17%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)         CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Class C                                       Class Z
                                           -----------------
------------------------------------------------------     -
-----------

August 1,
                                            Six Months
1994(d)        Six Months
                                              Ended
Year Ended August 31,               through          Ended
                                           February 28,
---------------------------------------     August 31,
February 28,
                                               1999
1998       1997       1996       1995         1994
1999
                                           ------------
------     ------     ------     ------     ----------     -
-----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....     $  12.22
$11.80     $11.43     $11.49     $11.29       $11.32
$  12.23
                                               ------
------     ------     ------     ------        -----
------
Income from investment operations
Net investment income...................          .26
 .55        .57(a)     .57(a)     .59(a)       .04
 .31
Net realized and unrealized gain (loss)
   on investment transactions...........         (.09)
 .43        .37       (.06)       .20         (.03)
(.08)
                                               ------
------     ------     ------     ------        -----
------
   Total from investment operations.....          .17
 .98        .94        .51        .79          .01
 .23
                                               ------
------     ------     ------     ------        -----
------
Less distributions
Dividends from net investment income....         (.26)
(.55)      (.57)      (.57)      (.59)        (.04)
(.31)
Distributions in excess of net
   investment income....................           --
(.01)     --(c)         --         --           --
--
                                               ------
------     ------     ------     ------        -----
------
   Total distributions..................         (.26)
(.56)      (.57)      (.57)      (.59)        (.04)
(.31)
                                               ------
------     ------     ------     ------        -----
------
Net asset value, end of period..........     $  12.13
$12.22     $11.80     $11.43     $11.49       $11.29
$  12.15
                                               ------
------     ------     ------     ------        -----
------
                                               ------
------     ------     ------     ------        -----
------
TOTAL RETURN(b):........................         1.43%
8.43%      8.40%      4.47%      7.29%         .05%
1.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........     $  1,387
$1,257     $  334     $  543     $  129       $  200(e)
$  1,182
Average net assets (000)................     $  1,255
689     $  480     $  286     $   76       $  199(e)      $
1,149
Ratios to average net assets:
   Expenses, including distribution
      fees..............................         1.44%(g)
1.43%      1.41%(a)   1.46%(a)   1.38%(a)     1.71%(g)
 .69%(g)
   Expenses, excluding distribution
      fees..............................          .69%(g)
 .68%       .66%(a)    .71%(a)    .63%(a)      .96%(g)
 .69%(g)
   Net investment income................         4.29%(g)
4.53%      4.88%(a)   4.93%(a)   5.25%(a)     4.87%(g)
5.04%(g)

September 18,

1996(f)
                                          Year Ended
through
                                          August 31,
August 31,
                                             1998
1997
                                          ----------     ---
----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $11.81
$ 11.50
                                             -----
-----
Income from investment operations
Net investment income...................       .63
 .64(a)
Net realized and unrealized gain (loss)
   on investment transactions...........       .43
 .31
                                             -----
-----
   Total from investment operations.....      1.06
 .95
                                             -----
-----
Less distributions
Dividends from net investment income....      (.63)
(.64)
Distributions in excess of net
   investment income....................      (.01)
--(c)
                                             -----
-----
   Total distributions..................      (.64)
(.64)
                                             -----
-----
Net asset value, end of period..........    $12.23
$ 11.81
                                             -----
-----
                                             -----
-----
TOTAL RETURN(b):........................      9.24%
8.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $1,037
$   710
Average net assets (000)................    $  847
$   458
Ratios to average net assets:
   Expenses, including distribution
      fees..............................       .68%
 .66%(a)/(g)
   Expenses, excluding distribution
      fees..............................       .68%
 .66%(a)/(g)
   Net investment income................      5.28%
5.35%(a)/(g)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class C shares.
(e) Figures are actual and not rounded to the nearest
thousand.
(f) Commencement of offering of Class Z shares.
(g) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio
Manager's
Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets
(the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential
Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -
- the
index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds               BULK RATE
Gateway Center Three                 U.S. POSTAGE
100 Mulberry Street                      PAID
Newark, NJ  07102-4077               Permit 6807
(800) 225-1852                       New York, NY


744313107
744313206   MF116E2
744313701
744313883




(ICON)

Prudential
California
Municipal
Fund
---------------------------
California
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential California Municipal Fund
California Money Market Series

Performance At A Glance.
Yields on municipal money market securities fell during the six months ended February 28, 1999 because the supply of securities declined while demand for them remained strong, and the Federal
Reserve
repeatedly eased monetary policy. Nevertheless, your Prudential
California Municipal Fund--California Money Market Series provided a competitive level of tax-exempt income. We enhanced the Series' yield by purchasing California bonds maturing in one year and short-term California bonds backed by direct obligations of the U.S. government.

Fund Facts                                           As of
2/28/99
                             7-Day        Net Asset
Taxable Equivalent Yield*        Weighted Avg.   Net Assets
                          Current Yld.   Value (NAV)
@31%     @36%     @39.6%          Mat. (WAM)     (Millions)
CA Money
Market Series                2.12%            $1
3.39%    3.65%    3.87%            32 Days          $296
IBC Financial Data
Tax-Free State Specific
(SB & GP-CA) Avg.**          2.17%            $1
3.47%    3.74%    3.96%            40 Days          N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

* Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

** International Business Communications (IBC) Financial
Data reports
a seven-day current yield, NAV, and WAM on Mondays. This is the data of all funds in the IBC Financial Data Tax-Free State
Specific Average
(Stock Broker (SB) & General Purpose (GP) - California) category as of
March 1, 1999.

Tracking Tax-Free Money Fund Yields.
             (GRAPH)


(How Investments Compared.
    (As of 2/28/99)
        (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Colleen Meehan, Fund Manager                     (PHOTO)

Portfolio
Manager's Report

The Prudential California Municipal Fund--California Money
Market
Series seeks to provide the highest level of current income that is exempt from federal and California state income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the state of California, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico,
Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.


Strategy Session.
Coping With a Supply-
Demand Imbalance.

We ideally wanted to invest in a mixture of municipal money market securities that would keep the Series' WAM longer than average and still provide us with quick access to cash in order to satisfy shareholder liquidity needs. Extending the WAM would have allowed the Series' yield to remain higher for a longer time as tax-exempt money market yields declined.

Municipal money market yields slid as the Federal Reserve embarked on a series of reductions in the Federal funds rate, which is the rate banks charge each other for overnight loans.
Cutting interest rates stimulates economic growth by lowering borrowing costs. Therefore, the three Federal-funds-rate reductions helped restore faith in the U.S. economy and calmed financial markets, which had grown increasingly volatile after a global financial crisis spread beyond Asia in mid-summer of 1998.

Yields on municipal money market securities also fell because there was such strong demand for the dwindling supply of securities. In fact, buying longer-term California money market securities that met our high-quality standards in order to extend the Series' WAM proved to be very challenging.
The WAM therefore remained shorter than its competition throughout the six months.

This supply-demand imbalance was not confined to California, however. Among tax-exempt notes, which mature in 13 months or less, the total dollar volume issued in 1998 was down 25% from
1997, according to Municipal Market Data. The 1998 tally was the lowest in a decade. This drop in issuance occurred because short-term borrowing needs of many state and local governments declined amid favorable domestic economic conditions. Many municipalities also preferred to issue long-term bonds instead of notes in order to lock in low yields for a longer period of time. We found good buying opportunities among one-year insured
California bonds, which were an attractive alternative to the more conventional municipal money market securities such as notes.

The Importance of WAM.

Weighted Average Maturity (WAM) takes into account the maturity level of each security held by a fund. WAM is a measurement tool that determines a fund's sensitivity to changes in interest rates. A lengthened WAM enables a fund's yield to remain higher for a longer period of time during declining interest-rate cycles.

What Went Well.

Buying Short-Term Bonds.

Purchasing AAA-rated insured California bonds maturing in one year helped enhance the Series' yield. These bonds carried attractive yields to compensate for the fact that they come in small-size blocks. Most money managers prefer to buy larger blocks of bonds because they are easier to sell. However, the one-year California bonds suited us because we plan to hold them to maturity.

Buying prerefunded California bonds was consistent with our long-held strategy of investing in higher-quality municipal money market securities that provided solid yields.
Prerefunded
bonds are considered to have little credit risk because they are backed by direct obligations of the U.S. government.

And Not So Well.

Too Short.
The Series' WAM remained shorter than average throughout the six months. Unfortunately, we were unable to buy enough longer-term
California money market securities to significantly lengthen the
WAM. As you recall, a longer WAM would have provided the Series some protection from the decline in tax-exempt money market yields.

In the autumn of 1998, yields in our market declined in sympathy with the Federal funds rate. An imbalance in the supply and demand of municipal money market securities also drove their yields lower.


Looking Ahead.
We plan to position the Series' WAM so that it is more in line with that of its competition and increase its liquidity. This strategy allows us quick access to cash from mid-April to early
May so that we can satisfy shareholder liquidity needs prompted by their income tax payments. Having fast access to cash will also enable us to take advantage of attractive buying opportunities that emerge during tax season as other portfolio managers sell money market securities to meet their shareholder liquidity needs.

Any purchases of higher-yielding securities during tax season and in subsequent weeks will help the Series weather the drop in municipal money market yields that usually occurs in June and early July. During this time, municipal note issuance is expected to decline again due to strong economic growth.

Weighted Average Maturity Compared
   To The Average Fund.
          (GRAPH)

A Message to Our Shareholders                     April 19,
1999
(PHOTO)

Dear Shareholder,

For the last several months, major index advances have been driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis.
Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.
What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance.
A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.


Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
(Unaudited)                           CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Abag Fin. Auth., Harken School Foundation, Ser. 98, F.R.W.D.
NR            2.65%       3/03/99   $  3,870     $
3,870,000
Anaheim Hsg. Auth., Monterey Apts., Ser. 97B, F.R.W.D.,
A.M.T.      A-1+(d)       2.55        3/04/99      4,545
4,545,000
California Econ. Dev. Fin. Auth. Rev., Mannesmann Dematic
   Rapistan Corp., Ser. 98, F.R.W.D., A.M.T.
NR            2.95        3/04/99      3,200
3,200,000
California Hsg. Fin. Agcy. Rev.,
   Home Mtg. Rev., Ser. 96R, M.B.I.A., A.M.T.
A-1+(d)       3.70        4/08/99      3,460
3,460,000
   Home Mtg. Rev., Ser. 98E, A.O.T., A.M.T.
VMIG1         3.55        3/12/99      1,520
1,520,000
California Hsg. Fin. Agcy. Single Family Mtg., Ser. 99B,
   F.G.I.C., A.M.T.
MIG1          3.00        2/01/00      1,000
1,000,000
California Poll. Ctrl. Fin. Auth. Rev.,
   Arco Proj., Ser. 94A, F.R.D.D., A.M.T.
VMIG1         3.20        3/01/99      6,000
6,000,000
   Arco Proj., Ser. 97A, F.R.W.D., A.M.T.
A-1(d)        2.70        3/03/99      2,900
2,900,000
   Browning Ferris Inds., Ser. 97A, F.R.W.D., A.M.T.
P-1           2.65        3/03/99     10,000
10,000,000
   Delano Proj., Ser. 90, F.R.D.D., A.M.T.
P-1           3.10        3/01/99        200
200,000
   Delano Proj., Ser. 91, F.R.D.D., A.M.T.
P-1           3.10        3/01/99        200
200,000
   Pacific Gas & Elec., Ser. 96C, F.R.D.D.
A-1+(d)       3.05        3/01/99      3,000
3,000,000
   Pacific Gas & Elec., Ser. 97B, A.M.T.
A-1+(d)       3.15        3/01/99      8,300
8,300,000
   Shell Oil Co. Proj., Ser. 94A, F.R.D.D., A.M.T.
VMIG1         3.10        3/01/99      3,500
3,500,000
   Shell Oil Co. Proj., Ser. 94B, F.R.D.D., A.M.T.
VMIG1         3.10        3/01/99      4,000
4,000,000
   So. Cal. Ed., Ser. 86A, F.R.D.D.
VMIG1         3.55        3/01/99        500
500,000
   So. Cal. Ed., Ser 86B, F.R.D.D.
VMIG1         3.55        3/01/99      3,700
3,700,000
   So. Cal. Ed., Ser. 86D, F.R.D.D.
VMIG1         3.55        3/01/99        700
700,000
   U.S. Borax Inc. Proj., Ser. 95A, F.R.W.D.
NR            2.85        3/04/99      5,100
5,100,000
California Sch. Cash Reserve Prog. Auth., Ser. A, A.M.B.A.C.
MIG1          4.50        7/02/99     11,350
11,381,415
California St., Gen. Oblig., T.E.C.P.
P-1           2.45        5/10/99      9,550
9,550,000
California St., Tend. Option Cert., Ser. 98A, F.R.W.D.S.,
   M.B.I.A.
VMIG1         2.85        3/03/99     13,795
13,795,000
California Statewide Cmntys. Dev. Auth.,
   Chevron Proj., Ser. 94, F.R.D.D., A.M.T.
P-1           3.15        3/01/99     10,390
10,390,000
   Kimberly Woods Apts., Ser. 95B, F.R.W.D., F.N.M.A.,
A.M.T.       A-1+(d)       2.70        3/03/99      2,000
2,000,000
   Villa Paseo Senior Res., Multi-family Rev., Ser. 98MM,
      F.R.W.D., A.M.T.
A-1+(d)       2.70        3/04/99      4,000
4,000,000
Camarillo Multi-family Hsg. Rev., Hacienda De Camarillo
Proj.,
   Ser. 96, F.R.W.D., A.M.T.
A-1+(d)       2.70        3/04/99      3,000
3,000,000
Chula Vista Ind. Dev. Rev., Adj. San Diego Gas & Elec., Ser.
   96B, F.R.D.D., A.M.T.
VMIG1         3.60        3/01/99      3,100
3,100,000
City of Fowler Ind. Dev. Auth., Bee Sweet Citrus, Ser. 95,
   F.R.W.D., A.M.T.
NR            2.85        3/04/99      1,600
1,600,000
City of Westminster, 1998 Civic Center Proj., Ser. A,
   F.R.W.D., A.M.B.A.C.
A-1(d)        2.70        3/04/99      4,500
4,500,000
Elk Grove Unified Sch. Dist., Ser. 98-99, T.R.A.N.
SP-1+(d)      4.50        6/30/99      3,000
3,008,636

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
(Unaudited)                           CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Fresno Multi-family Hsg. Rev.,
   Heron Pointe Apt. Proj., Ser. 96A, F.R.W.D.
VMIG1         2.50%       3/03/99   $  4,900     $
4,900,000
   Sunrise of Fresno Proj., Ser. 96A, F.R.W.D., A.M.T.
A-1+(d)       3.12        3/04/99      5,500
5,500,000
Kern Cnty. Superintendent of Schs., Ser. 96A, F.R.W.D.
A-1+(d)       2.75        3/04/99     12,890
12,890,000
Lassen Muni. Util. Dist. Rev., Refunding Rev., Ser. 96A,
   F.R.W.D., F.S.A., A.M.T.
VMIG1         3.00        3/03/99      6,200
6,200,000
Los Angeles, CA, T.R.A.N.
MIG1          4.25        6/30/99      1,500
1,505,977
Los Angeles Cnty. Metropolitan Trans. Auth., Sales Tax Rev.,
   Ser. SG55, F.R.W.D.S., M.B.I.A.
A-1+(d)       2.75        3/04/99      3,000
3,000,000
Los Angeles Cnty., Ser. A, T.R.A.N.
MIG1          4.50        6/30/99      4,800
4,823,962
Los Angeles Comm. Coll. Dist., Ser. 98-99, T.R.A.N.
SP-1+(d)      4.25        7/29/99      2,500
2,506,243
Los Angeles Comm. Redev. Agcy., Multi-family Rev., Lanewood
   Apts. Proj., Ser. 85, F.R.W.D.
VMIG1         2.00        3/03/99      7,800
7,800,000
Los Angeles Dept. Wtr. & Pwr., T.E.C.P.
P-1           2.70        3/26/99      3,500
3,500,000
Los Angeles Ind. Dev. Auth.,
   Alliance Resources Proj., Ser. 98, F.R.W.D., A.M.T.
A-1+(d)       2.75        3/03/99      2,225
2,225,000
   Ind. Dev. Rev Bonds, Ser. 98, F.R.W.D.
A-1+(d)       2.75        3/03/99      3,800
3,800,000
Los Angeles Wastewater Sys. Rev., Muni. Trust Susquehanna,
   Ser. SSP-19, F.R.W.D.S., F.G.I.C.
VMIG1         3.00        3/03/99      5,000
5,000,000
Modesto Irrigation Dist. Fin. Auth. Rev., Refunding Geysers,
   Ser. A, M.B.I.A.
Aaa           4.50       10/01/99      3,775
3,808,978
North City West Sch. Facilities Fin. Auth., Ser. 89A
Aaa           7.85        9/01/99      3,800 (c)
3,968,666
Oakland Unified Sch. Dist., Alameda Cnty., Ser. 98-99,
   T.R.A.N.
SP-1+(d)      3.25       11/09/99      7,000
7,021,213
Palmdale Cmnty. Redev. Agcy. Multi-family Rev., Manzania
   Village Apts., Ser. 99A, F.R.W.D.
VMIG1         2.65        3/04/99      3,800
3,800,000
Puerto Rico Comnwlth., Govt. Dev. Bank., Ser. 95, T.E.C.P.
A-1+(d)       2.50        3/24/99      5,600
5,600,000
Puerto Rico Elec. Pwr. Auth., Municipal Secs. Trust Recpts.,
   Ser. SGA43, F.R.W.D.S., M.B.I.A.
A-1+(d)       2.80        3/03/99      3,800
3,800,000
Riverside Cnty. Hsg. Auth., McKinely Hills Apt. Proj., Ser.
   85R,
   F.R.W.D.
A-1+(d)       2.65        3/04/99      3,500
3,500,000
Sacramento Cnty. Hsg. Auth., Multi-family Rev., Chesapeake
   Apts.,
   Ser. A, F.R.W.D., A.M.T.
A-1+(d)       2.65        3/04/99      5,000
5,000,000
Salinas Multi-family Hsg. Rev., Brentwood Garden Apts., Ser.
   97A, F.R.W.D.
A-1+(d)       2.60        3/04/99      8,480
8,480,000
San Bernardino Cnty. Redev. Agcy., Silverwood Apt. Proj.,
Ser.
   86, F.R.W.D., A.M.T.
A-1+(d)       2.65        3/04/99      7,000
7,000,000
San Diego Cnty. Regional Trans. Commission, Sales Tax Rev.,
   Ser. 89A
Aaa           7.375       4/01/99      1,500 (c)
1,535,610
San Francisco Airport, Ser. 97A, T.E.C.P., A.M.T.
P-1           2.30        4/14/99      3,185
3,185,000
San Francisco Bay Area Rapid Trans., Ser. B, T.E.C.P.
P-1           2.85        3/08/99      7,500
7,500,000
San Jose Multi-family Hsg. Rev., Sienna At Rennaissance
   Square,
   Ser. 96A, F.R.W.D., A.M.T.
VMIG1         2.75        3/03/99      7,500
7,500,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
(Unaudited)                           CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Ventura Cnty. Public Fin. Auth., T.E.C.P.
A-1+(d)       2.45%       4/06/99   $  9,000     $
9,000,000
Ventura Cnty., Ser. 98, F.R.W.D.S., T.R.A.N.
VMIG1         2.95        3/03/99     15,000
15,000,000
Westminster Redev. Agcy., Westminster Commercial Proj.
Pound1,
   Ser. 97, F.R.W.D., A.M.B.A.C.
A-1+(d)       2.70        3/04/99      7,755
7,755,000

------------
Total Investments--100.9 %
(cost $299,125,700(e))
299,125,700
Liabilities in excess of assets--(0.9)%
(2,739,436)

------------
Net Assets--100%
$296,386,264

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
     A.M.T.--Alternative Minimum Tax.
     A.O.T.--Annual Optional Tender.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.N.M.A.--Federal National Mortgage Association.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.R.W.D.--Floating Rate (Weekly) Demand Note (b). F.R.W.D.S.--Floating Rate (Weekly) Demand Synthetic
Note (b).
     F.S.A.--Financial Security Assurance.
     M.B.I.A.--Municipal Bond Insurance Association.
     T.E.C.P.--Tax-Exempt Commercial Paper.
     T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                         PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities
(Unaudited)                              CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at amortized cost which approximates market
value...........................................      $
299,125,700
Receivable for Series shares
sold........................................................
 ................            5,969,191
Interest
receivable..................................................
 ....................................            2,095,262
Receivable for investments
sold........................................................
 ..................            1,301,939
Other
assets......................................................
 .......................................                4,630

-----------------
   Total
assets......................................................
 ....................................          308,496,722

-----------------
Liabilities
Bank
overdraft...................................................
 ........................................
1,283,873
Payable for Series shares
reacquired..................................................
 ...................            8,968,522
Payable for investments
purchased...................................................
 .....................            1,581,704
Management fee
payable.....................................................
 ..............................              115,628
Accrued
expenses....................................................
 .....................................               81,485
Dividends
payable.....................................................
 ...................................               56,076
Distribution fee
payable.....................................................
 ............................               14,479
Deferred trustee's
fees........................................................
 ..........................                8,691

-----------------
   Total
liabilities.................................................
 ....................................           12,110,458

-----------------
Net
Assets......................................................
 .........................................      $
296,386,264

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value......................................................
$     2,963,862
   Paid-in capital in excess of
par.........................................................
 .............          293,422,402

-----------------
Net assets, February 28,
1999........................................................
 ....................      $   296,386,264

-----------------

-----------------
Net asset value, offering price and redemption price per
share
   ($296,386,264 / 296,386,264 shares of beneficial interest
issued and outstanding; unlimited number of
   shares
authorized).................................................
 ...................................                  $1.00

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1999
Income
   Interest earned.........................      $ 4,483,291
                                              --------------
---
Expenses
   Management fee..........................          740,417
   Distribution fee........................          185,104
   Transfer agent's fees and expenses......           46,000
   Custodian's fees and expenses...........           33,000
   Reports to shareholders.................           21,000
   Registration fees.......................           13,000
   Audit fee and expenses..................            6,500
   Legal fees and expenses.................            5,000
   Trustees' fees and expenses.............            4,000
   Insurance expense.......................            3,000
   Miscellaneous...........................              105
                                              --------------
---
      Total expenses.......................        1,057,126
   Less: Custodian fee credit (Note 1).....
(6,817)
                                              --------------
---
      Net expenses.........................        1,050,309
                                              --------------
---
Net investment income......................        3,432,982
Realized Gain on Investments
Net realized gain on investment
   transactions............................           15,000
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 3,447,982
                                              --------------
---
                                              --------------
---

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                  Six Months
                                     Ended          Year
Ended
Increase (Decrease)              February 28,       August
31,
in Net Assets                        1999              1998
Operations
   Net investment income.......  $   3,432,982    $
7,948,963
   Net realized gain on
      investment
      transactions.............         15,000
--
                                 -------------    ----------
-----
   Net increase in net assets
      resulting from
      operations...............      3,447,982
7,948,963
                                 -------------    ----------
-----
Dividends and distributions
   (Note 1)....................     (3,447,982)
(7,948,963)
                                 -------------    ----------
-----
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      sold.....................    666,458,742
1,442,499,792
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions............      3,393,020
7,729,112
   Cost of shares reacquired...   (674,743,759)
(1,434,231,046)
                                 -------------    ----------
-----
   Net increase (decrease) in
      net assets from Series
      share transactions.......     (4,891,997)
15,997,858
                                 -------------    ----------
-----
Total increase (decrease)......     (4,891,997)
15,997,858
Net Assets
Beginning of period............    301,278,261
285,280,403
                                 -------------    ----------
-----
End of period..................  $ 296,386,264    $
301,278,261
                                 -------------    ----------
-----
                                 -------------    ----------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                     PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
Notes to Financial Statements
(Unaudited)                          CALIFORNIA MONEY MARKET
SERIES
------------------------------------------------------------
--------------------
Prudential California Municipal Fund (the 'Fund') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
three series. The monies of each series are invested in
separate, independently
managed portfolios. The California Money Market Series (the
'Series') commenced
investment operations on March 3, 1989. The Series is
diversified and seeks to
achieve its investment objective of obtaining the maximum
amount of income
exempt from California state and federal income taxes with
the minimum risk by
investing in 'investment grade' tax-exempt securities having a maturity of 13
months or less and whose ratings are within the two highest
ratings categories
by a nationally recognized statistical rating organization
or, if not rated, are
of comparable quality. The ability of the issuers of the
securities held by the
Series to meet their obligations may be affected by economic developments in a
specific state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: Portfolio securities of the Series
are valued at
amortized cost, which approximates market value. The
amortized cost method of
valuation involves valuing a security at its cost on the
date of purchase and
thereafter assuming a constant amortization to maturity of
any discount or
premium.
All securities are valued as of 4:30 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends: The Series declares daily dividends from net
investment income.
Payment of dividends is made monthly.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the
Fund. The Fund
compensates PIMS for distributing and servicing the Fund's
shares pursuant to
the plan of distribution regardless of expenses actually
incurred by them. The
Series reimburses PIMS for distributing and servicing the
Series' shares
pursuant to the plan of distribution at an annual rate of
 .125 of 1% of the
Series' average daily net assets. The distribution fee is
accrued daily and
payable monthly.
PIC, PIMS and PIFM are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $34,800 for
the services of
PMFS. As of February 28, 1999, approximately $5,700 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
--------------------
                                       8

                                         PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)         CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Six Months

Ended               Year Ended August 31,

February 28,     ----------------------------------

1999           1998         1997         1996

------------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................      $   1.00       $
1.00     $   1.00     $   1.00
Net investment income and net realized
gains/losses................           .01            .03
 .03          .03
Dividends and
distributions........................................
(.01)          (.03)        (.03)        (.03)
Capital contribution by
affiliate..................................            --
--           --           --

------------     --------     --------     --------
Net asset value, end of
period.....................................      $   1.00
$   1.00     $   1.00     $   1.00

------------     --------     --------     --------

------------     --------     --------     --------
TOTAL
RETURN(a):..................................................
 .          1.16%          2.81%        2.85%        2.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................      $296,386
$301,278     $285,280     $249,833
Average net assets
(000)...........................................
$298,621       $287,250     $277,720     $256,175
Ratios to average net assets:
   Expenses, including distribution
fee............................           .71%(c)
 .72%         .73%         .74%
   Expenses, excluding distribution
fee............................           .58%(c)
 .60%         .61%         .62%
   Net investment
income...........................................
2.32%(c)       2.77%        2.80%        2.83%


1995         1994

--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................  $   1.00     $   1.00
Net investment income and net realized
gains/losses................       .02(b)       .02
Dividends and
distributions........................................
(.03)        (.02)
Capital contribution by
affiliate..................................       .01
--

--------     --------
Net asset value, end of
period.....................................  $   1.00     $
1.00

--------     --------

--------     --------
TOTAL
RETURN(a):..................................................
 .      3.01%(b)     1.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................  $229,380
$300,676
Average net assets
(000)...........................................  $243,130
$326,429
Ratios to average net assets:
   Expenses, including distribution
fee............................       .78%         .73%
   Expenses, excluding distribution
fee............................       .65%         .61%
   Net investment
income...........................................      2.93%
1.91%

---------------
(a) Total return includes reinvestment of dividends and
distributions. Total
    returns for periods of less than a full year are not
annualized.
(b) Includes $.01 of net realized loss on investment
transactions that were
    offset by a capital contribution by affiliate.
    Without the effect of the capital contribution, the
Series' total return
    would have been 1.88%.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio
Manager's
Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets
(the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential
Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -
- the
index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                     BULK RATE
Gateway Center Three                       U.S. POSTAGE
100 Mulberry Street                           PAID
Newark, NJ  07102-4077                     Permit 6807
(800) 225-1852                             New York, NY

744313503   MF139E2